UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES— 92.7%
FAR EAST — 56.7%
China — 21.2%
AIA Group, Ltd.	7,225,958	$37,580,404
Anta Sports Products, Ltd.	1,315,311	3,414,294
China Construction Bank Corp. — H	33,033,882	22,044,586
China Life Insurance Co., Ltd. — H	3,197,000	11,139,556
China Mobile, Ltd.	2,650,499	31,725,841
China Overseas Land & Investment, Ltd.	8,311,740	25,270,849
Ctrip.com International, Ltd. — ADR**	267,717	16,914,360
Kweichow Moutai Co. Ltd. — A	799,664	24,019,571
NetEase, Inc. — ADR	225,765	27,118,892
Ping An Insurance Group Co. of China, Ltd. — H	4,458,767	22,280,393
Shenzhou International Group Holdings, Ltd.	3,202,973	16,595,415
Techtronic Industries Co., Ltd.	3,107,326	11,584,282
Tencent Holdings, Ltd.	2,352,007	39,646,819
Zhuzhou CSR Times Electric Co., Ltd. — H	3,159,498	23,509,933

		312,845,195

India — 12.3%
Apollo Hospitals Enterprise, Ltd.	171,344	3,767,778
Asian Paints, Ltd.	877,584	11,270,331
Axis Bank, Ltd.	1,640,111	12,438,145
Bharti Infratel, Ltd.	1,018,475	5,518,592
Britannia Industries, Ltd.	77,984	3,670,900
Container Corp Of India, Ltd.	214,290	4,851,232
Eicher Motors, Ltd.	42,836	11,641,176
Glenmark Pharmaceuticals, Ltd.	206,336	3,303,490
HDFC Bank, Ltd. — ADR	586,617	35,836,433
ITC, Ltd.	4,643,245	23,282,457
LIC Housing Finance, Ltd.	1,364,893	9,797,492
Maruti Suzuki India, Ltd.	145,841	10,448,647
Sun Pharmaceutical Industries, Ltd.	555,324	7,348,329
Suzlon Energy, Ltd.**	40,514,830	12,937,645
Tata Consultancy Services, Ltd.	278,673	11,015,761
Zee Entertainment Enterprises, Ltd.	2,319,128	13,929,748

		181,058,156

South Korea — 10.0%
Amorepacific Corp.	36,829	12,001,411
BGFretail Co., Ltd.	39,208	6,696,846
Cosmax, Inc.	118,090	21,357,282
Kangwon Land, Inc.	317,232	11,338,313
KEPCO Plant Service & Engineering Co., Ltd.	89,000	9,109,441
Korea Electric Power Corp.	290,774	11,988,286
Korea Investment Holdings Co., Ltd.	264,137	13,661,433
Macquarie Korea Infrastructure Fund	685,915	4,594,757

	Number of Shares	Value (Note A)
Medy-Tox, Inc.	1,306	$472,428
Samsung Electronics Co., Ltd.	41,244	39,571,714
Samsung Electronics Co., Ltd.— Pref.	21,596	16,764,239

		147,556,150

Taiwan — 7.8%
E.Sun Financial Holding Co., Ltd.	20,452,722	12,055,376
Eclat Textile Co., Ltd.	932,221	14,802,417
Ennoconn Corp.	820,695	7,958,896
Far EasTone Telecommunications Co., Ltd.	4,348,248	9,377,814
Feng TAY Enterprise Co., Ltd.	1,063,660	6,629,339
Fubon Financial Holding Co., Ltd.	9,142,011	14,311,276
Silicon Motion Technology Corp. — ADR	237,450	6,484,760
Sinbon Electronics Co., Ltd.	2,317,360	3,922,824
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,909,990	39,632,293
Yuanta Financial Holding Co., Ltd.	439,257	163,327

		115,338,322

Thailand — 1.7%
CP ALL PCL — NVDR	14,036,866	18,539,512
Siam Cement PCL — NVDR	549,466	7,032,898

		25,572,410

Indonesia — 1.2%
PT Matahari Department Store Tbk	2,781,561	3,072,266
PT Telekomunikasi Indonesia Persero Tbk	80,436,082	14,526,850

		17,599,116

Malaysia — 0.9%
IHH Healthcare BHD	9,481,467	12,870,279
Japan — 0.6%
Kose Corp.	96,009	8,762,671
Philippines — 0.5%
Universal Robina Corp.	1,793,977	7,375,931
Singapore — 0.5%
Avago Technologies, Ltd.	56,967	7,121,445

Total FAR EAST		836,099,675

NORTH AMERICA — 12.4%
Mexico — 6.4%
Alfa SAB de CV	4,279,991	8,324,575
Alsea SAB de CV	4,165,646	12,293,718
Cemex SAB de CV — SP ADR**	990,760	6,925,412
Fomento Economico Mexicano SAB de CV — SP ADR	107,241	9,571,259
Gruma SAB de CV — B	900,054	12,378,810
Grupo Aeroportuario del Centro Norte SAB de CV	911,600	4,528,098
Grupo Aeroportuario del Pacifico SAB de CV — B	591,506	5,143,561

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
Grupo Financiero Banorte SAB de CV — O	1,616,770	$7,930,397
Grupo Mexico SAB de CV — B	6,098,657	14,751,586
Mexichem SAB de CV	2,878,578	7,075,162
Promotora y Operadora de Infraestructura SAB de CV**	544,519	5,965,425

		94,888,003

United States — 6.0%
Cognizant Technology Solutions Corp. — A**	424,018	26,547,767
Facebook, Inc. — A**	211,207	18,987,509
NIKE, Inc. — B	71,027	8,734,190
Philip Morris International, Inc.	186,819	14,820,351
Samsonite International SA	1,192,727	3,897,686
Yum! Brands, Inc.	189,644	15,162,038

		88,149,541

Total NORTH AMERICA		183,037,544

EUROPE — 10.6%
Russia — 2.3%
Magnit PJSC — SP GDR	169,259	8,096,662
MMC Norilsk Nickel PJSC — ADR	956,616	13,746,572
Sberbank PAO — ADR	2,317,490	11,402,051

		33,245,285

United Kingdom — 2.2%
Hikma Pharmaceuticals PLC	325,855	11,256,217
Mondi PLC	605,330	12,687,181
Prudential PLC	420,409	8,869,142

		32,812,540

Turkey — 1.7%
BIM Birlesik Magazalar AS	340,844	6,043,498
TAV Havalimanlari Holding AS	1,451,983	11,409,316
Tupras Turkiye Petrol Rafinerileri AS**	310,908	7,620,336

		25,073,150

Austria — 1.3%
Erste Group Bank AG**	642,183	18,662,497
Norway — 1.0%
Marine Harvest ASA	1,182,199	15,039,925
Denmark — 0.7%
Novo Nordisk AS — SP ADR	192,361	10,433,661
Czech Republic — 0.6%
Komercni Banka AS	42,696	9,254,006
Poland — 0.4%
Eurocash SA	514,151	6,055,250
Netherlands — 0.4%
Heineken NV	71,798	5,813,418

Total EUROPE		156,389,732

SOUTH AMERICA — 7.1%
Brazil — 5.7%
BRF SA	1,192,244	21,246,573
Itau Unibanco Holding SA — PREF ADR	1,552,730	10,279,073
JBS SA	3,646,159	15,441,798
Raia Drogasil SA	633,596	6,250,458
Sul America SA	1,295,431	5,914,315

	Number of Shares	Value (Note A)
Telefonica Brasil SA — ADR	488,591	$4,460,836
Ultrapar Participacoes SA	839,761	14,105,104
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	487,125	5,650,871

		83,349,028

Chile — 1.0%
Banco Santander Chile — ADR	827,006	15,068,049
Argentina — 0.4%
Banco Macro SA — ADR**	158,975	6,104,640

Total SOUTH AMERICA		104,521,717

AFRICA — 4.4%
South Africa — 3.5%
FirstRand, Ltd.	2,870,289	10,199,573
Sasol, Ltd. — ADR	293,632	8,168,842
Steinhoff International Holdings, Ltd.	3,609,429	22,163,503
Woolworths Holdings, Ltd.	1,530,126	10,708,990

		51,240,908

Egypt — 0.9%
Commercial International Bank Egypt SAE	1,963,397	13,339,336

Total AFRICA		64,580,244

MIDDLE EAST — 1.5%
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	4,548,377	9,509,110
Emaar Malls Group PJSC**	7,633,286	6,446,994

		15,956,104

Israel — 0.4%
Teva Pharmaceutical Industries, Ltd. — SP ADR	114,788	6,480,930

Total MIDDLE EAST		22,437,034

Total EQUITY SECURITIES (Cost $1,398,227,803)		1,367,065,946
EQUITY CERTIFICATES — 0.6%
MIDDLE EAST — 0.6%
Saudi Arabia — 0.6%
Samba Financial Group†	1,435,784	8,905,096

Total MIDDLE EAST		8,905,096

Total EQUITY CERTIFICATES (Cost $10,338,374)		8,905,096

TOTAL INVESTMENTS (COST $1,408,566,177)	93.3%	$1,375,971,042
Other Assets In Excess Of Liabilities	6.7%	98,153,514

Net Assets	100.0%	$1,474,124,556

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$1,417,441,504

Gross Appreciation	$61,289,509
Gross Depreciation	(102,759,971)

Net Depreciation	$(41,470,462)

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

**	Non-income producing security
†	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2015, the value of these restricted securities amounted to $8,905,096 or 0.6% of net assets.

Additional information on each restricted security is as follows:

Security	Counter- party	Acquisition Date(s)	Acquisition Cost
Samba Financial Group	HSBC	09/18/14 to 04/30/15	$10,338,374

ADR	— American Depository Receipt
HSBC	— Hong Kong Shanghai Banking Corporation
NVDR	— Non-Voting Depository Receipt
PREF ADR	— Preferred American Depository Receipt
SP ADR	— Sponsored American Depository Receipt
SP GDR	— Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES— 87.8%
FAR EAST — 67.2%
China — 19.6%
Beijing Enterprises Water Group, Ltd.	16,466,000	$11,518,001
Canvest Environmental Protection Group Co., Ltd.**	4,508,842	1,944,919
China Everbright, Ltd.	2,502,000	5,746,333
China High Speed Transmission Equipment Group Co., Ltd.**	5,210,000	5,091,320
CT Environmental Group, Ltd.	28,718,547	9,024,276
Fu Shou Yuan International Group, Ltd.	1,515,000	953,843
Henan Pinggao Electric Co., Ltd. — A	1,496,489	3,665,881
KWG Property Holding, Ltd.	6,888,000	4,548,765
Man Wah Holdings, Ltd.	2,414,000	2,364,909
PAX Global Technology, Ltd.	3,395,006	3,539,527
Phoenix Healthcare Group Co., Ltd.	4,763,084	7,774,910
Sino-Ocean Land Holdings, Ltd.	6,784,298	3,712,710
Sunny Optical Technology Group Co., Ltd.	1,723,719	3,453,152
Vipshop Holdings, Ltd. — ADR**	327,010	5,493,768
Wasion Group Holdings, Ltd.	4,380,000	4,547,968
Xinjiang Goldwind Science & Technology Co., Ltd. — H	3,412,600	5,932,070
Xinyi Solar Holdings, Ltd.	19,571,493	6,716,759
Zhuzhou CSR Times Electric Co., Ltd. — H	2,888,152	21,490,838

		107,519,949

India — 19.2%
Amara Raja Batteries, Ltd.	466,726	7,351,084
Bharat Electronics, Ltd.	105,303	1,826,971
Bharat Forge, Ltd.	187,041	2,596,096
Blue Dart Express, Ltd.	39,483	4,521,952
CCL Products India, Ltd.	1,002,699	3,603,052
Crompton Greaves, Ltd.	1,152,937	3,009,170
Dish TV India, Ltd.**	4,501,383	7,317,941
Emami, Ltd.	56,439	993,650
Gujarat Pipavav Port, Ltd.**	1,070,020	3,031,962
Havells India, Ltd.	625,000	2,407,518
Indiabulls Housing Finance, Ltd.	635,927	7,715,136
Jubilant Foodworks, Ltd.	117,246	2,869,140
LIC Housing Finance, Ltd.	645,785	4,635,582
Mahindra CIE Automotive, Ltd.**	621,219	2,428,855
Marksans Pharma, Ltd.	3,517,311	5,579,723
Max India, Ltd.	718,571	5,620,017
Natco Pharma, Ltd.	105,184	3,956,999
National Buildings Construction Corp., Ltd.	214,813	3,156,903

	Number of Shares	Value (Note A)
Omkar Speciality Chemicals, Ltd.	1,136,202	$3,341,483
PI Industries, Ltd.	291,051	2,826,890
PVR, Ltd.	327,999	4,082,617
SKS Microfinance, Ltd.**	849,010	5,259,747
Strides Arcolab, Ltd.	176,576	3,297,220
Suzlon Energy, Ltd.**	12,695,477	4,054,061
TVS Motor Co., Ltd.	908,552	3,199,842
United Breweries, Ltd.	137,087	1,846,002
WABCO India, Ltd.	32,693	3,433,837
Zee Learn, Ltd.**	2,843,113	1,376,909

		105,340,359

South Korea — 12.3%
AeroSpace Technology of Korea, Inc.**	184,231	5,055,786
BGFretail Co., Ltd.	35,545	6,071,194
CJ CGV Co., Ltd.	19,070	1,697,329
Cosmax, Inc.	75,777	13,704,723
Hana Tour Service, Inc.	40,146	4,932,392
Hyundai Development Co. Engineering & Construction	141,403	6,529,733
KONA I Co., Ltd.	221,028	8,227,157
Korea Investment Holdings Co., Ltd.	159,888	8,269,569
Medy-Tox, Inc.	4,603	1,665,075
Modetour Network, Inc.	183,493	5,959,839
Wonik IPS Co., Ltd.**	334,901	2,594,794
Youngone Corp.	56,793	2,908,535

		67,616,126

Taiwan — 11.2%
Cub Elecparts, Inc.	141,000	1,648,737
E.Sun Financial Holding Co., Ltd.	16,483,338	9,715,716
Eclat Textile Co., Ltd.	284,000	4,509,538
eMemory Technology, Inc.	175,000	1,732,026
Ennoconn Corp.	197,000	1,910,457
Feng TAY Enterprise Co., Ltd.	710,310	4,427,059
FLEXium Interconnect, Inc.	849,000	2,326,174
Giant Manufacturing Co., Ltd.	306,000	2,231,245
Gigasolar Materials Corp.	113,000	1,742,091
Hermes Microvision, Inc.	80,000	3,049,521
Hota Industrial Manufacturing Co., Ltd.	1,833,000	5,886,657
Iron Force Industrial Co., Ltd.	349,000	1,674,230
Makalot Industrial Co., Ltd.	912,000	7,526,107
Tung Thih Electronic Co., Ltd.	1,005,000	6,908,067
Voltronic Power Technology Corp.	497,807	6,478,028

		61,765,653

Thailand — 1.8%
Chularat Hospital PCL — NVDR	41,698,000	2,481,172
Forth Smart Service PCL — NVDR	5,079,000	1,764,846
Plan B Media PCL — NVDR**	15,659,300	2,485,937

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
Sino-Thai Engineering & Construction PCL — NVDR	4,544,100	$3,034,052

		9,766,007

Indonesia — 1.3%
PT Matahari Department Store Tbk	2,474,072	2,732,641
PT Matahari Putra Prima Tbk	15,759,800	2,069,974
PT Siloam International Hospitals Tbk	2,794,500	2,362,364

		7,164,979

Philippines — 1.2%
GT Capital Holdings, Inc.	66,015	1,790,743
Metro Pacific Investments Corp.	28,690,000	3,058,519
Security Bank Corp.	565,690	1,662,758

		6,512,020

Malaysia — 0.6%
Berjaya Auto BHD	3,336,920	1,487,883
My EG Services BHD	2,897,461	1,857,002

		3,344,885

Total FAR EAST		369,029,978

NORTH AMERICA — 6.8%
Mexico — 4.3%
Alsea SAB de CV	2,606,804	7,693,240
Grupo Aeroportuario del Centro Norte SAB de CV — ADR	111,449	4,420,067
PLA Administradora Industrial S de RL de CV — REIT	1,663,700	3,035,126
Promotora y Operadora de Infraestructura SAB de CV**	344,957	3,779,143
Unifin Financiera SAPI de CV Sofom ENR**	2,164,728	4,822,487

		23,750,063

British Virgin Islands — 1.2%
Luxoft Holding, Inc.**	98,874	6,257,735
United States — 0.9%
EPAM Systems, Inc.**	66,165	4,930,616
Canada — 0.4%
Bankers Petroleum, Ltd.**	1,755,189	2,288,519

Total NORTH AMERICA		37,226,933

EUROPE — 5.7%
Poland — 2.4%
CCC SA	63,255	2,732,328
Cyfrowy Polsat SA**	468,993	2,885,776
Eurocash SA	645,523	7,602,442

		13,220,546

Russia — 1.9%
Lenta, Ltd. — GDR**	651,776	4,888,320
Mail.ru Group, Ltd. — GDR**	309,413	5,383,786

		10,272,106

Turkey — 0.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS — REIT	5,305,222	4,405,061

	Number of Shares	Value (Note A)
Norway — 0.6%
DNO ASA**	3,132,616	$3,321,458

Total EUROPE		31,219,171

SOUTH AMERICA — 3.3%
Brazil — 1.8%
Fleury SA	440,100	1,803,916
Raia Drogasil SA	290,200	2,862,838
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	448,150	5,198,743

		9,865,497

Argentina — 1.5%
Banco Macro SA — ADR**	66,382	2,549,069
Pampa Energia SA — SP ADR**	375,871	5,739,550

		8,288,619

Total SOUTH AMERICA		18,154,116

AFRICA — 2.5%
South Africa — 1.6%
AVI, Ltd.	1,020,262	6,454,441
DataTec, Ltd.	564,373	2,524,886

		8,979,327

Kenya — 0.5%
Safaricom, Ltd.	17,643,800	2,566,834
Nigeria — 0.4%
Zenith Bank PLC	23,607,671	1,998,847

Total AFRICA		13,545,008

MIDDLE EAST — 2.3%
Pakistan — 1.8%
Engro Foods, Ltd.**	2,265,337	3,200,209
Lucky Cement, Ltd.	553,200	2,788,901
United Bank, Ltd.	2,772,400	3,893,434

		9,882,544

United Arab Emirates — 0.5%
Air Arabia PJSC	7,608,763	2,905,309

Total MIDDLE EAST		12,787,853

Total EQUITY SECURITIES (Cost $480,168,683)		481,963,059

EQUITY CERTIFICATES— 1.6%
MIDDLE EAST — 1.6%
Saudi Arabia — 1.6%
Al Khleej Training and Education Co.†	241,075	2,953,775
BUPA Arabia for Cooperative Insurance Co.†	39,703	2,645,843
Dallah Healthcare Holding Co.†	109,409	2,955,888

		8,555,506

Total MIDDLE EAST		8,555,506

Total EQUITY CERTIFICATES (Cost $8,181,819)		8,555,506

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
PURCHASED CALL OPTIONS— 0.6%
Equity Volatility Index Fund, Exercise Price $30.00, Expiration Date October 2015**	15,000	1,350,000
Equity Volatility Index Fund, Exercise Price $35.00, Expiration Date October 2015**	15,000	750,000
PowerShares DB US Dollar Index Bullish Fund, Exercise Price $25.00, Expiration Date October 2015**	45,000	$1,080,000

Total PURCHASE CALL OPTIONS (Premiums paid $3,968,648)		3,180,000

PURCHASED PUT OPTIONS— 0.8%
Energy Select Sector SPDR Fund, Exercise Price $50.00, Expiration Date October, 2015**	7,500	982,500
iShares China Large-Cap Index Fund, Exercise Price $35.00, Expiration Date October, 2015**	12,500	1,100,000
iShares MSCI Emerging Markets Index Fund, Exercise Price $31.00, Expiration Date October, 2015**	17,500	560,000
iShares MSCI Emerging Markets Index Fund, Exercise Price $32.50, Expiration Date October, 2015**	5,000	375,000
iShares Russell 2000 Index Fund, Exercise Price $106.00, Expiration Date October, 2015**	10,000	700,000
Wisdom Tree India Earnings Fund, Exercise Price $19.00, Expiration Date October, 2015**	20,033	600,990

Total PURCHASED PUT OPTIONS (Premiums paid $6,488,725)		4,318,490

TOTAL INVESTMENTS (COST $498,807,875)	90.8%	$498,017,055
Other Assets In Excess Of Liabilities	9.2%	50,696,794

Net Assets	100.0%	$548,713,849

WRITTEN PUT OPTIONS— 0.0%
iShares Russell 2000 Index Fund, Exercise Price $100.00, Expiration Date October, 2015**	(10,000)	(100,000)

Total WRITTEN PUT OPTIONS (Premiums received $249,578)		(100,000)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$500,348,346

Gross Appreciation	$34,421,384
Gross Depreciation	(36,752,675)

Net Depreciation	$(2,331,291)

**	Non-income producing security
†	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2015, the value of these restricted securities amounted to $8,555,506 or 1.6% of net assets.

Additional information on each restricted security is as follows:

Security	Counter- party	Acquisition Date(s)	Acquisition Cost
Al Khleej Training and Education Co.	CSFB	02/24/14 to 06/25/15	$3,193,764
BUPA Arabia for Cooperative Insurance Co.	HSBC	08/04/14 to 09/10/15	$1,384,356
Dallah Healthcare Holding Co.	HSBC	12/04/14 to 09/10/15	$3,603,699

ADR	— American Depository Receipt
CSFB	— CS First Boston
GDR	— Global Depository Receipt
HSBC	— Hong Kong Shanghai Banking Corporation
NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES— 78.3%
FAR EAST — 26.9%
Bangladesh — 15.2%
Bata Shoe Co. Bangladesh, Ltd.	9,688	$169,134
Berger Paints Bangladesh, Ltd.	7,486	206,425
BRAC Bank, Ltd.	1,507,556	800,663
British American Tobacco Bangladesh Co., Ltd.	7,985	302,685
GrameenPhone, Ltd.	26,513	97,189
Heidelberger Cement Bangladesh, Ltd.	12,240	100,661
IDLC Finance, Ltd.	242,945	201,679
Lafarge Surma Cement, Ltd.	103,768	143,561
Marico Bangladesh, Ltd.	18,281	403,204
Olympic Industries, Ltd.	53,436	207,624
Square Pharmaceuticals, Ltd.	68,084	218,324
Summit Power, Ltd.	353,388	168,118

		3,019,267

Sri Lanka — 7.5%
Access Engineering PLC	586,779	100,496
Ceylon Cold Stores PLC	56,423	154,416
Chevron Lubricants Lanka PLC	72,846	191,180
Commercial Bank of Ceylon PLC	130,547	147,127
Distilleries Co. of Sri Lanka PLC	150,055	292,735
Hemas Holdings PLC	514,783	309,671
Sampath Bank PLC	164,570	301,106

		1,496,731

Thailand — 2.8%
Beauty Community PCL — NVDR	1,868,700	233,743
Group Lease PCL — NVDR	814,900	331,753

		565,496

Vietnam — 1.4%
Bank for Foreign Trade of Vietnam JSC	102,870	196,869
Ho Chi Minh City Infrastructure Investment JSC	89,920	91,669

		288,538

Total FAR EAST		5,370,032

MIDDLE EAST — 19.5%
Pakistan — 12.4%
Bank Alfalah, Ltd.	283,000	67,575
Berger Paints Pakistan, Ltd.	216,000	186,412
DG Khan Cement Co., Ltd.	126,500	166,154
Engro Fertilizers, Ltd.	169,000	145,456
Engro Foods, Ltd.**	198,363	280,224
Fauji Fertilizer Co., Ltd.	88,066	104,145
Honda Atlas Cars Pakistan, Ltd.	75,900	167,769
HUB Power Co., Ltd.	181,000	170,198
Lucky Cement, Ltd.	52,300	263,665
Nestle Pakistan, Ltd.	2,160	198,459
Pak Elektron, Ltd.	296,000	204,685
Pakistan Tobacco Co., Ltd.	21,600	209,496

	Number of Shares	Value (Note A)
United Bank, Ltd.	219,000	$307,554

		2,471,792

United Arab Emirates — 5.5%
Abu Dhabi Commercial Bank PJSC	112,301	234,783
Air Arabia PJSC	378,307	144,452
Aramex PJSC	163,429	140,433
Emirates NBD PJSC	57,547	137,156
Emirates Telecommunications Group Co. PJSC	52,367	202,459
First Gulf Bank PJSC	63,553	241,740

		1,101,023

Kuwait — 1.1%
National Bank of Kuwait SAK	78,339	210,194
Qatar — 0.5%
Qatar Electricity & Water Co. QSC	1,835	105,506

Total MIDDLE EAST		3,888,515

AFRICA — 17.5%
Kenya — 4.9%
East African Breweries, Ltd.	89,718	239,523
Equity Group Holdings, Ltd.	669,200	287,622
Jubilee Holdings, Ltd.	30,300	145,857
Safaricom, Ltd.	2,052,006	298,527

		971,529

Botswana — 3.9%
Choppies Enterprises, Ltd.	430,926	180,349
Letshego Holdings, Ltd.	2,066,739	607,053

		787,402

Nigeria — 3.8%
Zenith Bank PLC	8,871,289	751,127
Egypt — 3.1%
Commercial International Bank Egypt SAE — GDR	67,010	410,878
Edita Food Industries SAE — GDR**	5,825	105,520
Six of October Development & Investment Co.**	81,567	93,108

		609,506

Tanzania — 1.0%
Tanzania Breweries, Ltd.	29,053	203,102
Togo — 0.8%
Ecobank Transnational, Inc.**	1,691,072	157,584

Total AFRICA		3,480,250

EUROPE — 8.2%
Romania — 3.3%
Banca Transilvania**	375,207	217,464
Fondul Proprietatea SA	2,175,643	434,897

		652,361

United Kingdom — 2.5%
Bank of Georgia Holdings PLC	7,758	212,092
Hikma Pharmaceuticals PLC	8,228	284,225

		496,317

Jersey — 1.4%
Integrated Diagnostics Holdings PLC**	45,220	282,625

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
Luxembourg — 0.5%
Adecoagro SA**	13,147	$104,650
Slovenia — 0.5%
Krka dd	1,330	89,912

Total EUROPE		1,625,865

SOUTH AMERICA — 5.7%
Argentina — 5.5%
Banco Macro SA — ADR**	4,763	182,899
Grupo Financiero Galicia SA — ADR	12,290	219,008
IRSA Inversiones y Representaciones SA — SP ADR**	32,849	477,624
Pampa Energia SA — SP ADR**	14,264	217,811

		1,097,342

Colombia — 0.2%
Banco Davivienda SA	5,034	38,638

Total SOUTH AMERICA		1,135,980

NORTH AMERICA — 0.5%
Canada — 0.5%
Bankers Petroleum, Ltd.**	75,634	98,616

Total NORTH AMERICA		98,616

Total EQUITY SECURITIES (Cost $16,718,779)		15,599,258

EQUITY CERTIFICATES— 12.4%
FAR EAST — 6.9%
Vietnam — 6.9%
Bank of Foreign Trade of Vietnam JSC†	85,680	163,527
Ho Chi Minh City Infrastructure Investment JSC†	93,200	94,952
Nam Long Investment Corp.†	53,190	48,274
Saigon Securities, Inc.†	648,033	677,512
Vingroup JSC†	137,942	255,908
Vndirect Securities Corp.†	232,000	130,050

		1,370,223

Total FAR EAST		1,370,223

MIDDLE EAST — 5.5%
Saudi Arabia — 1.4%
Al Khleej Training and Education Co.†	7,488	91,747
BUPA Arabia for Cooperative Insurance Co.†	1,700	113,289
Dallah Healthcare Holding Co.†	2,878	77,755

		282,791

Kuwait — 4.1%
Kuwait Projects Company Holdings KSC†	97,606	190,498
National Bank of Kuwait SAK†	80,569	215,881
VIVA Kuwait Telecom Co.**†	144,896	412,208

		818,587

Total MIDDLE EAST		1,101,378

Total EQUITY CERTIFICATES (Cost $2,681,576)		2,471,601

		Value (Note A)
TOTAL INVESTMENTS (COST $19,400,355)	90.7%	$18,070,859
Other Assets In Excess Of Liabilities	9.3%	1,859,099

Net Assets	100.0%	$19,929,958

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$19,400,355

Gross Appreciation	$403,565
Gross Depreciation	(1,733,061)

Net Depreciation	$(1,329,496)

**	Non-income producing security
†	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2015, the value of these restricted securities amounted to $2,471,601 or 12.4% of net assets.

Additional information on each restricted security is as follows:

Security	Counter- party	Acquisition Date(s)	Acquisition Cost
Al Khleej Training and Education Co.	MSCO	05/04/15 to 06/11/15	$109,710

Bank of Foreign Trade of Vietnam JSC	MACQ	05/08/15 to 07/28/15	$178,004
BUPA Arabia for Cooperative Insurance Co.	MSCO	05/04/15	$100,338

Dallah Healthcare Holding Co.	MSCO	05/04/15 to 07/02/15	$103,201
Ho Chi Minh City Infrastructure Investment JSC	MACQ	08/03/15	$113,079

Kuwait Projects Company Holdings KSC	MLCO	05/04/15 to 07/28/15	$218,199
Nam Long Investment Corp.	MACQ	05/04/15 to 05/07/15	$47,802
National Bank of Kuwait SAK	MLCO	05/04/15 to 05/11/15	$229,720
Saigon Securities, Inc.	MACQ	05/04/15 to 07/28/15	$708,520
Vingroup JSC	JPMS	05/04/15 to 07/28/15	$268,761
VIVA Kuwait Telecom Co.	MLCO	05/04/15 to 07/28/15	$437,777

Vndirect Securities Corp.	MACQ	07/27/15 to 07/28/15	$166,465

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

September 30, 2015 (unaudited)

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
JPMS	— J.P. Morgan Securities, Inc.
MACQ	— Macquarie Capital Group Ltd.
MLCO	— Merrill Lynch & Co., Inc.
MSCO	— Morgan Stanley
NVDR	— Non-Voting Depository Receipt
SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES— 93.8%
EUROPE — 55.1%
United Kingdom — 15.6%
Auto Trader Group PLC**	956,424	$4,920,772
Booker Group PLC	1,207,959	3,383,425
Domino’s Pizza Group PLC	365,064	4,912,097
Greggs PLC	163,375	2,685,508
Halfords Group PLC	196,961	1,377,474
Halma PLC	203,249	2,222,308
Hikma Pharmaceuticals PLC	65,600	2,266,063
Howden Joinery Group PLC	431,782	3,186,251
IG Group Holdings PLC	272,122	3,171,422
Intermediate Capital Group PLC	333,994	2,612,436
Moneysupermarket.com Group PLC	318,766	1,632,079
Provident Financial PLC	70,038	3,331,702
Rightmove PLC	77,390	4,280,183
SSP Group PLC	527,998	2,444,550
Ted Baker PLC	57,648	2,798,431
Unite Group PLC	479,663	4,742,448

		49,967,149

Germany — 11.9%
ADO Properties SA**	123,821	2,991,307
Aurelius AG	100,206	4,666,769
Deutsche Wohnen AG	173,742	4,646,663
Drillisch AG	89,775	4,784,825
Gerresheimer AG	65,927	4,819,089
LEG Immobilien AG	56,887	4,706,447
Stroeer SE	86,103	5,074,902
Wirecard AG	67,803	3,246,571
Zalando SE**	98,983	3,278,156

		38,214,729

Ireland — 4.2%
DCC PLC	27,158	2,052,225
Glanbia PLC	92,434	1,720,565
Greencore Group PLC	378,138	1,563,839
ICON PLC**	39,544	2,806,438
Kingspan Group PLC	227,578	5,500,087

		13,643,154

Switzerland — 4.2%
Helvetia Holding AG	3,145	1,542,857
Leonteq AG	23,370	4,131,005
Tecan Group AG	21,801	3,069,654
Temenos Group AG	75,828	3,113,538
U-Blox AG	7,819	1,575,012

		13,432,066

France — 4.1%
Ingenico Group	27,106	3,275,409
Rubis SCA	40,814	3,035,574
SEB SA	35,557	3,279,369
Teleperformance SA	45,017	3,415,790

		13,006,142

Netherlands — 3.1%
Euronext NV	85,407	3,643,128
GrandVision NV	127,826	3,281,040
TomTom NV**	292,285	2,992,172

		9,916,340

Italy — 2.1%
Anima Holding SpA	165,719	1,449,903
Banca Popolare di Milano Scarl	1,745,216	1,725,561

	Number of Shares	Value (Note A)
Brembo SpA	33,712	$1,304,208
FinecoBank Banca Fineco SpA	102,683	682,392
Moncler SpA	89,836	1,608,759

		6,770,823

Finland — 2.0%
Cramo OYJ	99,258	2,072,737
Orion OYJ — B	115,802	4,382,011

		6,454,748

Spain — 2.0%
Merlin Properties Socimi SA — REIT	304,700	3,628,967
NH Hotel Group SA**	503,333	2,704,060

		6,333,027

Denmark — 1.8%
Genmab AS**	17,247	1,585,943
H Lundbeck AS**	88,882	2,369,746
Royal Unibrew AS	46,681	1,747,802

		5,703,491

Luxembourg — 1.3%
Eurofins Scientific	9,486	2,917,050
Grand City Properties SA	62,480	1,201,206

		4,118,256

Austria — 1.1%
Wienerberger AG	209,798	3,696,797
Belgium — 1.0%
Ontex Group NV	104,288	3,207,172
Norway — 0.7%
XXL ASA	228,079	2,221,788

Total EUROPE		176,685,682

FAR EAST — 27.5%
Japan — 19.7%
Adastria Co., Ltd.	51,788	3,102,467
Ariake Japan Co., Ltd	40,287	1,578,976
Daifuku Co., Ltd.	116,410	1,599,417
GMO Internet, Inc.	222,900	2,888,701
Haseko Corp.	262,600	2,974,825
Hikari Tsushin, Inc.	23,365	1,635,375
Hoshizaki Electric Co., Ltd.	67,760	4,749,740
Kajima Corp.	577,000	3,062,061
Kaken Pharmaceutical Co., Ltd.	16,584	1,539,287
Kusuri No Aoki Co., Ltd.	54,388	2,875,797
Lion Corp.	363,431	3,194,450
M3, Inc.	145,600	2,893,482
Morinaga & Co., Ltd	727,801	3,587,040
Nihon M&A Center, Inc.	57,920	2,531,096
Open House Co., Ltd	197,956	3,063,357
Penta-Ocean Construction Co., Ltd.	593,548	2,786,131
Seiko Holdings Corp.	267,300	1,554,320
Shimadzu Corp.	212,659	3,070,214
Shimizu Corp.	352,250	3,024,486
Start Today Co., Ltd.	141,700	4,690,304
TechnoPro Holdings, Inc.	131,410	3,483,952
Tsuruha Holdings, Inc.	20,703	1,784,146
United Arrows, Ltd.	39,000	1,609,743

		63,279,367

China — 4.2%
Beijing Enterprises Water Group, Ltd.	3,270,000	2,287,372

Driehaus International Small Cap Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
CT Environmental Group, Ltd.	5,103,880	$1,603,801
Shenzhou International Group Holdings, Ltd.	637,000	3,300,458
Techtronic Industries Co., Ltd.	841,500	3,137,158
Zhuzhou CSR Times Electric Co., Ltd. — H	444,324	3,306,230

		13,635,019

Australia — 2.0%
Domino’s Pizza Enterprises, Ltd.	109,663	3,119,152
TPG Telecom, Ltd.	423,019	3,242,161

		6,361,313

Taiwan — 1.0%
Eclat Textile Co., Ltd.	197,000	3,128,095
South Korea — 0.6%
BGFretail Co., Ltd.	11,126	1,900,355

Total FAR EAST		88,304,149

NORTH AMERICA — 10.3%
Canada — 6.5%
Bellatrix Exploration, Ltd.**	300,270	459,011
CCL Industries, Inc. — B	47,651	6,688,993
Colliers International Group, Inc.	69,924	2,839,926
Concordia Healthcare Corp.	24,783	1,057,433
Element Financial Corp.**	341,655	4,664,634
FirstService Corp.	55,795	1,803,251
Metro, Inc.	118,868	3,238,697

		20,751,945

Mexico — 3.0%
Alsea SAB de CV	1,075,842	3,175,041
Banregio Grupo Financiero SAB de CV	584,000	3,113,649
Gruma SAB de CV — B	241,440	3,320,623

		9,609,313

British Virgin Islands — 0.8%
Luxoft Holding, Inc.**	39,481	2,498,752

Total NORTH AMERICA		32,860,010

AFRICA — 0.9%
South Africa — 0.9%
Woolworths Holdings, Ltd.	409,322	2,864,748

Total AFRICA		2,864,748

Total EQUITY SECURITIES (Cost $280,426,736)		300,714,589

TOTAL INVESTMENTS (COST $280,426,736)	93.8%	$300,714,589
Other Assets In Excess Of Liabilities	6.2%	19,857,069

Net Assets	100.0%	$320,571,658

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$282,226,263

Gross Appreciation	$28,615,674
Gross Depreciation	(10,127,348)

Net Appreciation	$18,488,326

**	Non-income producing security

REIT — Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Driehaus Micro Cap Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES— 97.0%
HEALTH CARE — 35.4%
Biotechnology — 13.8%
Alder Biopharmaceuticals, Inc.**	26,213	$858,738
BioCryst Pharmaceuticals, Inc.**	88,527	1,009,208
Blueprint Medicines Corp.**	103,188	2,202,032
Dynavax Technologies Corp.**	102,283	2,510,025
Exelixis, Inc.**	281,809	1,580,948
Five Prime Therapeutics, Inc.**	56,902	875,722
Flexion Therapeutics, Inc.**	131,310	1,951,267
Genocea Biosciences, Inc.**	61,556	421,659
Global Blood Therapeutics, Inc.**	48,094	2,027,643
Heron Therapeutics, Inc.**	37,717	920,295
Loxo Oncology, Inc.**	118,412	2,069,842
MacroGenics, Inc.**	61,222	1,311,375
Mirati Therapeutics, Inc.**	59,279	2,040,383
NewLink Genetics Corp.**	28,710	1,028,966
Nivalis Therapeutics, Inc.**	64,199	832,661
Raptor Pharmaceutical Corp.**	72,521	438,752
Repligen Corp.**	29,224	813,888
Sunesis Pharmaceuticals, Inc.**	409,913	332,030
Synergy Pharmaceuticals, Inc.**	234,425	1,242,453
Xencor, Inc.**	80,475	984,209

		25,452,096

Health Care Equipment & Supplies — 10.0%
AtriCure, Inc.**	198,079	4,339,911
Avinger, Inc.**	76,363	1,123,300
GenMark Diagnostics, Inc.**	98,073	771,834
Glaukos Corp.**	46,112	1,115,449
Inogen, Inc.**	53,332	2,589,269
K2M Group Holdings, Inc.**	85,982	1,599,265
LDR Holding Corp.**	65,374	2,257,364
LeMaitre Vascular, Inc.	182,660	2,226,625
Vascular Solutions, Inc.**	63,636	2,062,443
Veracyte, Inc.**	94,597	443,660

		18,529,120

Health Care Providers & Services — 5.2%
AAC Holdings, Inc.**	21,930	487,942
Aceto Corp.	49,783	1,366,543
AMN Healthcare Services, Inc.**	153,436	4,604,614
Cross Country Healthcare, Inc.**	232,394	3,162,882

		9,621,981

Pharmaceuticals — 4.8%
BioDelivery Sciences International, Inc.**	217,562	1,209,645
Cempra, Inc.**	17,171	478,041
Foamix Pharmaceuticals, Ltd.**	215,701	1,581,088
Intersect ENT, Inc.**	59,965	1,403,181
Intra-Cellular Therapies, Inc.**	32,307	1,293,572

	Number of Shares	Value (Note A)
KemPharm, Inc.**	85,737	$1,661,583
Ocular Therapeutix, Inc.**	57,786	812,471
Tetraphase Pharmaceuticals, Inc.**	67,870	506,310

		8,945,891

Life Sciences Tools & Services — 1.6%
NeoGenomics, Inc.**	509,920	2,921,842

Total HEALTH CARE		65,470,930

CONSUMER DISCRETIONARY — 18.3%
Hotels, Restaurants & Leisure — 4.5%
Carrols Restaurant Group, Inc.**	174,056	2,071,266
Del Taco Restaurants, Inc.**	77,489	1,084,846
Fogo De Chao, Inc.**	65,178	1,016,777
Good Times Restaurants, Inc.**	189,513	1,184,456
Rave Restaurant Group, Inc.**	113,345	966,833
Wingstop, Inc.**	37,814	906,780
Zoe’s Kitchen, Inc.**	26,947	1,064,137

		8,295,095

Household Durables — 2.8%
Bassett Furniture Industries, Inc.	68,335	1,903,130
Green Brick Partners, Inc.**	170,544	1,846,991
Installed Building Products, Inc.**	59,304	1,499,205

		5,249,326

Diversified Consumer Services — 2.6%
2U, Inc.**	96,345	3,458,785
Chegg, Inc.**	183,394	1,322,271

		4,781,056

Textiles, Apparel & Luxury Goods — 2.3%
Cherokee, Inc.**	86,055	1,335,574
Sequential Brands Group, Inc.**	145,188	2,100,870
Superior Uniform Group, Inc.	50,444	904,461

		4,340,905

Leisure Equipment & Products — 2.1%
MCBC Holdings, Inc.**	72,986	945,899
Smith & Wesson Holding Corp.**	175,195	2,955,540

		3,901,439

Auto Components — 1.7%
Motorcar Parts of America, Inc.**	66,989	2,099,435
Unique Fabricating, Inc.	89,262	990,808

		3,090,243

Internet & Catalog Retail — 1.0%
Nutrisystem, Inc.	70,073	1,858,336
Specialty Retail — 0.8%
Kirkland’s, Inc.	66,108	1,423,966
Media — 0.5%
Xcel Brands, Inc.**	102,405	879,659

Total CONSUMER DISCRETIONARY		33,820,025

INFORMATION TECHNOLOGY — 16.6%
Software — 8.9%
Callidus Software, Inc.**	120,199	2,042,181
Digimarc Corp.**	20,094	613,872
Ellie Mae, Inc.**	32,846	2,186,558

Driehaus Micro Cap Growth Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
Gigamon, Inc.**	30,404	$608,384
Globant SA**	133,122	4,072,202
Paycom Software, Inc.**	87,793	3,152,647
Proofpoint, Inc.**	34,853	2,102,333
Rapid7, Inc.**	73,671	1,676,015

		16,454,192

Internet Software & Services — 5.0%
Autobytel, Inc.**	85,737	1,437,809
Q2 Holdings, Inc.**	119,611	2,956,784
QuinStreet, Inc.**	218,834	1,214,529
Stamps.com, Inc.**	37,105	2,746,141
Tucows, Inc. — A**	39,405	911,832

		9,267,095

Semiconductors & Semiconductor Equipment — 2.0%
Inphi Corp.**	43,786	1,052,615
MaxLinear, Inc. — A**	87,793	1,092,145
Silicon Motion Technology Corp. — ADR	60,577	1,654,358

		3,799,118

Computers & Peripherals — 0.7%
Immersion Corp.**	108,671	1,220,375

Total INFORMATION TECHNOLOGY		30,740,780

INDUSTRIALS — 11.9%
Building Products — 5.4%
American Woodmark Corp.**	30,374	1,970,361
Builders FirstSource, Inc.**	148,443	1,882,257
Gibraltar Industries, Inc.**	70,000	1,284,500
Patrick Industries, Inc.**	53,307	2,105,093
PGT, Inc.**	222,652	2,734,167

		9,976,378

Professional Services — 1.8%
Kforce, Inc.	53,870	1,415,704
Paylocity Holding Corp.**	66,867	2,005,341

		3,421,045

Airlines — 1.7%
Controladora Vuela Cia de Aviacion SAB de CV - ADR**	113,076	1,687,094
SkyWest, Inc.	88,111	1,469,691

		3,156,785

Construction & Engineering — 1.4%
Argan, Inc.	40,898	1,418,343
Comfort Systems USA, Inc.	46,087	1,256,332

		2,674,675

Aerospace & Defense — 0.8%
TASER International, Inc.**	65,480	1,442,197
Air Freight & Logistics — 0.8%
Echo Global Logistics, Inc.**	32,773	642,351
Radiant Logistics, Inc.**	167,681	747,857

		1,390,208

Total INDUSTRIALS		22,061,288

FINANCIALS — 5.7%
Insurance — 2.5%
Atlas Financial Holdings, Inc.**	108,622	2,009,507

	Number of Shares	Value (Note A)
Patriot National, Inc.**	162,663	$2,574,955

		4,584,462

Thrifts & Mortgage Finance — 2.2%
LendingTree, Inc.**	42,293	3,934,518
Commercial Banks — 1.0%
Live Oak Bancshares, Inc.	96,825	1,901,643

Total FINANCIALS		10,420,623

TELECOMMUNICATION SERVICES — 3.6%
Diversified Telecommunication Services — 3.6%
GTT Communications, Inc.**	172,918	4,022,073
Inteliquent, Inc.	117,751	2,629,380

		6,651,453

Total TELECOMMUNICATION SERVICES		6,651,453

MATERIALS — 2.5%
Chemicals — 1.6%
Flotek Industries, Inc.**	172,527	2,881,201
Construction Materials — 0.9%
US Concrete, Inc.**	35,342	1,688,994

Total MATERIALS		4,570,195

CONSUMER STAPLES — 1.6%
Food Products — 1.6%
Calavo Growers, Inc.	27,584	1,231,350
John B Sanfilippo & Son, Inc.	32,356	1,658,569

		2,889,919

Total CONSUMER STAPLES		2,889,919

ENERGY — 1.4%
Oil, Gas & Consumable Fuels — 1.0%
Callon Petroleum Co.**	133,024	969,745
Gener8 Maritime, Inc.**	88,087	964,553

		1,934,298

Energy Equipment & Services — 0.4%
Independence Contract Drilling, Inc.**	141,614	705,238

Total ENERGY		2,639,536

Total EQUITY SECURITIES (Cost $179,321,986)		179,264,749

TOTAL INVESTMENTS (COST $179,321,986)	97.0%	$179,264,749
Other Assets In Excess Of Liabilities	3.0%	5,529,116

Net Assets	100.0%	$184,793,865

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$180,243,573

Gross Appreciation	$16,479,127
Gross Depreciation	(17,457,951)

Net Depreciation	$(978,824)

**	Non-income producing security

ADR — American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

A. Portfolio Valuation:

Securities transactions are accounted for on trade date. Equity securities and exchange traded options are valued at the last sale price as of the close of the primary exchange or other designated time. Equity Certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2015 is as follows:

	Total		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
Fund	2015	Price	Inputs	Inputs
Driehaus Emerging Markets Growth Fund
Equity Securities:
Africa	$64,580,244	$8,168,842	$56,411,402	$—
Europe	156,389,732	35,582,284	120,807,448	—
Far East	836,099,675	137,702,940	698,396,735	—
Middle East	22,437,034	6,480,930	15,956,104	—
North America	183,037,544	179,139,858	3,897,686	—
South America	104,521,717	104,521,717	—	—
Equity Certificates*	8,905,096	—	8,905,096	—

Total Investments	$1,375,971,042	$471,596,571	$904,374,471	$—

Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities:
Africa	$13,545,008	$2,524,886	$11,020,122	$—
Europe	31,219,171	10,272,106	20,947,065	—
Far East	369,029,978	6,981,651	358,382,446	3,665,881
Middle East	12,787,853	6,682,335	6,105,518	—
North America	37,226,933	37,226,933	—	—
South America	18,154,116	18,154,116	—	—
Equity Certificates*	8,555,506	—	8,555,506	—
Purchased Call Options by Risk Category:
Equity Contracts	2,100,000	2,100,000	—	—
Foreign Currency Contracts	1,080,000	1,080,000	—	—
Purchased Put Options by Risk Category:
Commodity Contracts	982,500	982,500	—	—
Equity Contracts	3,335,990	3,335,990	—	—

Total Investments	$498,017,055	$89,340,517	$405,010,657	$3,665,881

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

	Total		Level 2	Level 3
	Value at	Level 1	Significant	Significant
	September 30,	Quoted	Observable	Unobservable
Fund	2015	Price	Inputs	Inputs
Liabilities:
Written Put Options by Risk Category:
Equity Contracts	$(100,000)	$(100,000)	$—	$—

Total Liabilities	$(100,000)	$(100,000)	$—	$—

Driehaus Frontier Emerging Markets Fund
Assets:
Equity Securities:
Africa	$3,480,250	$1,834,861	$1,645,389	$—
Europe	1,625,865	477,187	1,148,678	—
Far East	5,370,032	1,609,697	3,760,335	—
Middle East	3,888,515	1,258,878	2,431,178	198,459
North America	98,616	98,616	—	—
South America	1,135,980	1,135,980	—	—
Equity Certificates*	2,471,601	—	2,471,601	—

Total Investments	$18,070,859	$6,415,219	$11,457,181	$198,459

Driehaus International Small Cap Growth Fund
Equity Securities:
Africa	$2,864,748	$—	$2,864,748	$—
Europe	176,685,682	5,797,745	170,887,937
Far East	88,304,149	—	88,304,149	—
North America	32,860,010	32,860,010	—	—

Total Investments	$300,714,589	$38,657,755	$262,056,834	$—

Driehaus Micro Cap Growth Fund
Investments in Securities*	$179,264,749	$179,264,749	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended September 30, 2015, securities with end of period values of $30,466,565, $4,331,680 and $3,278,156 held by Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund and Driehaus International Small Cap Growth Fund, respectively, were transferred from level 1 to level 2. For the period ended September 30, 2015, a security with an end of period value of $1,487,883 held by Driehaus Emerging Markets Small Cap Growth Fund was transferred from level 2 to level 1.

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

B. Options Contracts:

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security.

The Funds may write covered call and put options on futures, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period January 1, 2015 through September 30, 2015, the average volume of purchased and written options for Driehaus Emerging Markets Small Cap Growth Fund were $5,959,457 and $243,381, respectively.

The premiums received and the number of option contracts written during the period ended September 30, 2015, were as follows:

	Number of	Premiums
Driehaus Emerging Markets Small Cap Growth Fund	Contracts	Received
Options outstanding at December 31, 2014	—	$—
Options written	513,418	21,321,283
Options closed	(503,418)	(21,071,705)
Options expired	—	—

Options outstanding at September 30, 2015	10,000	$249,578

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of September 30, 2015, the Funds had outstanding options as listed on the Schedule of Investments.

C. Derivative Investment Holdings Categorized by Risk Exposure:

Each Fund is subject to the Financial Accounting Standards Board’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value of the Driehaus Emerging Markets Growth Fund’s derivative contracts by primary risk exposure as of September 30, 2015:

Risk exposure category	Asset derivatives	Fair value

Equity contracts	Investments, at market value	$8,905,096

The following table sets forth the fair value of the Driehaus Emerging Markets Small Cap Growth Fund’s derivative contracts by primary risk exposure as of September 30, 2015:

Risk exposure category	Asset derivatives	Fair value	Liability derivatives	Fair value
Commodity contracts	Investments, at market value	$982,500
Equity contracts	Investments, at market value	$13,991,496	Outstanding options written, at value	$100,000
Foreign currency contracts	Investments, at market value	$1,080,000

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

The following table sets forth the fair value of the Driehaus Frontier Emerging Markets Fund’s derivative contracts by primary risk exposure as of June 30, 2015:

Risk exposure category	Asset derivatives	Fair value

Equity contracts	Investments, at market value	$2,471,601

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 2.88%
ARLP Securitization Trust Series 2014-1 3.47%, 9/25/44 [1]	$27,742,951	$27,841,854
Citigroup Commercial Mortgage Trust 2014-388G 2.56%, 6/15/33 [1,2]	20,000,000	19,328,200
Citigroup Mortgage Loan Trust, Inc. 0.26%, 1/25/37 [2]	311,823	182,355
Cobalt CMBS Commercial Mortgage Trust 2006-C1 5.20%, 8/15/48	11,235,559	11,644,623
Countrywide Asset-Backed Certificates 0.67%, 4/25/34 [2]	122,988	110,512
Fannie Mae REMICS 0.84%, 9/25/23 [2]	3,205,935	3,224,430
Fannie Mae REMICS 0.51%, 6/25/36 [2]	7,178,453	7,212,458
JP Morgan Resecuritization Trust Series 2009-10 2.42%, 8/26/36 [1,2]	9,290,989	9,377,562
Merrill Lynch Mortgage Investors, Inc. 1.13%, 8/25/35 [2]	124,929	120,255
Wells Fargo Mortgage Loan Trust 0.45%, 8/27/37 [1,2]	16,068,353	15,501,365

Total ASSET-BACKED SECURITIES (Cost $94,745,443)		94,543,614

BANK LOANS — 30.80%
Apparel — 0.79%
Calceus Acquisition, Inc. 5.00%, 2/1/20 [2]	27,255,238	25,847,042
Auto Manufacturers — 0.75%
FCA U.S. LLC 3.50%, 5/24/17 [2]	24,578,147	24,424,534
Commercial Services — 0.31%
Westway Group, Inc. 4.50%, 2/27/20 [2]	10,982,222	10,158,556
Computers — 0.06%
DynCorp International, Inc. 6.25%, 7/7/16 [2]	2,000,000	1,956,666
Electronics — 1.07%
NuSil Technology LLC 5.25%, 4/28/17 [2]	35,177,338	34,913,508
Entertainment — 0.59%
Peninsula Gaming LLC 4.25%, 11/20/17 [2]	6,766,515	6,758,057
WMG Acquisition Corp. 3.75%, 7/1/20 [2]	12,870,340	12,575,390

		19,333,447

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
Food — 0.24%
Hostess Brands LLC 4.50%, 8/3/22 [2]	$8,000,000		$7,980,000
Healthcare - Services — 2.30%
HCA, Inc. 2.98%, 5/1/18 [2]	12,893,811		12,880,917
Kindred Healthcare, Inc. 4.25%, 4/9/21 [2]	24,952,965		24,843,796
National Mentor Holdings, Inc. 4.25%, 1/31/21 [2]	37,963,320		37,805,127

			75,529,840

Holding Companies - Diversified — 1.34%
MGOC, Inc. 4.00%, 7/31/20 [2]	44,398,559		44,028,586
Internet — 0.82%
ProQuest LLC 5.25%, 9/24/21 [2]	26,797,173		26,819,495
Investment Companies — 0.56%
Larchmont Resources LLC 8.25%, 8/7/19 [2]	21,662,500		18,413,125
Leisure Time — 2.28%
Equinox Holdings, Inc. 5.00%, 2/1/20 [2]	64,560,493		64,479,792
Equinox Holdings, Inc. 9.75%, 7/31/20 [2]	10,000,000		10,175,000

			74,654,792

Lodging — 3.12%
Las Vegas Sands LLC 3.25%, 12/19/20 [2]	21,394,933		21,274,587
MGM Resorts International 3.50%, 12/20/19 [2]	81,598,165		81,054,150

			102,328,737

Media — 1.27%
Springer Science+Business Media GmbH (Germany) 4.75%, 8/15/20 [2]	19,317,260		19,172,381
Tribune Media Co. 3.75%, 12/27/20 [2]	22,431,250		22,309,740

			41,482,121

Packaging & Containers — 1.14%
SIG Combibloc PurchaseCo Sarl (Luxembourg) 4.25%, 3/13/22 [2]	21,846,137		21,835,214
SIG Combibloc PurchaseCo Sarl (Luxembourg) 4.25%, 3/13/22 [2]	13,930,000	[6]	15,565,985

			37,401,199

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Real Estate Investment Trusts — 1.09%
Starwood Property Trust, Inc. 3.50%, 4/19/20 [2]	$36,072,996	$35,802,448
Retail — 6.27%
J.C. Penney Corp., Inc. 6.00%, 5/22/18 [2]	42,653,262	42,368,892
Michaels Stores, Inc. 4.00%, 1/28/20 [2]	3,960,000	3,959,010
Neiman Marcus Group Ltd. LLC 4.25%, 10/25/20 [2]	82,619,305	80,946,265
Rite Aid Corp. 5.75%, 8/21/20 [2]	17,830,000	17,963,725
Rite Aid Corp. 4.88%, 6/21/21 [2]	48,950,000	48,950,000
Sears Roebuck Acceptance Corp. 5.50%, 6/30/18 [2]	11,413,165	11,230,554

		205,418,446

Semiconductors — 0.50%
VAT Holding A.G. (Switzerland) 4.75%, 2/11/21 [2]	16,538,617	16,476,597
Software — 4.32%
Applied Systems, Inc. 4.25%, 1/23/21 [2]	47,015,206	46,809,514
BMC Software, Inc. 5.00%, 9/10/20 [2]	17,554,613	15,982,018
BMC Software, Inc. (Ireland) 5.00%, 9/10/20 [2]	7,860,000	7,152,600
Evergreen Skills Lux Sarl (Luxembourg) 5.75%, 4/28/21 [2]	39,600,000	36,432,000
First Data Corp. 3.69%, 3/24/18 [2]	35,413,433	35,088,798

		141,464,930

Telecommunications — 1.98%
Cincinnati Bell, Inc. 4.00%, 9/10/20 [2]	65,467,274	64,894,435

Total BANK LOANS (Cost $1,023,141,815)		1,009,328,504

CORPORATE BONDS — 36.79%
Auto Manufacturers — 0.62%
General Motors Co. 6.25%, 10/2/43	19,000,000	20,209,863
Banks — 1.36%
Chase Capital II 0.80%, 2/1/27 [2]	11,879,000	10,126,847

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
JPMorgan Chase & Co. 7.90%, 4/29/49 [2]	$24,313,000		$25,255,129
JPMorgan Chase Capital XXI 1.28%, 2/2/37 [2]	12,000,000		9,330,000

			44,711,976

Building Materials — 0.64%
Cemex S.A.B. de C.V. (Mexico) 5.04%, 10/15/18 [1,2,3]	20,180,000		20,886,300
Chemicals — 0.00%
Momentive Performance Materials, Inc. 11.50%, 12/1/16 [4,5]	4,540,000		—
Commercial Services — 1.74%
AA Bond Co., Ltd. (Jersey) 5.50%, 7/31/22 [1]	40,000,000	[6]	57,073,363
Computers — 0.66%
DynCorp International, Inc. 10.38%, 7/1/17	27,373,000		19,571,695
HP Enterprise Co. 6.35%, 10/15/45	2,000,000		1,998,640

			21,570,335

Diversified Financial Services — 3.50%
American Express Co. 6.80%, 9/1/66 [2]	67,984,000		68,748,820
Rio Oil Finance Trust Series 2014-1 (Brazil) 6.25%, 7/6/24 [1,3]	72,000,000		46,080,000

			114,828,820

Entertainment — 1.03%
Six Flags Entertainment Corp. 5.25%, 1/15/21 [1]	33,757,000		33,757,000
Food — 0.70%
Marfrig Holding Europe BV (Netherlands) 6.88%, 6/24/19 [3]	20,500,000		17,578,750
Marfrig Overseas Ltd. (Cayman Islands) 9.50%, 5/4/20 [3]	5,550,000		5,383,500

			22,962,250

Healthcare - Products — 1.93%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18 [1,3]	35,166,000		36,308,895
Sterigenics-Nordion Holdings LLC 6.50%, 5/15/23 [1]	27,262,000		27,057,535

			63,366,430

Healthcare - Services — 1.55%
Kindred Escrow Corp. II 8.00%, 1/15/20 [1]	5,000,000		5,300,000

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Kindred Healthcare, Inc. 6.38%, 4/15/22	$20,277,000	$20,124,923
Tenet Healthcare Corp. 8.13%, 4/1/22	23,766,000	25,260,881

		50,685,804

Insurance — 0.59%
Chubb Corp. 6.38%, 3/29/67 [2]	19,500,000	19,231,875
Media — 1.25%
CBS Corp. 4.60%, 1/15/45	16,877,000	14,855,912
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	810,000	805,950
Tribune Media Co. 5.88%, 7/15/22 [1]	26,250,000	25,462,500

		41,124,362

Metal Fabricate/Hardware — 1.34%
Edgen Murray Corp. 8.75%, 11/1/20 [1]	41,540,000	44,032,400
Miscellaneous Manufacturing — 1.59%
Amsted Industries, Inc. 5.00%, 3/15/22 [1]	44,000,000	43,340,000
Textron Financial Corp. 6.00%, 2/15/67 [1,2]	10,824,000	8,686,260

		52,026,260

Oil & Gas — 6.40%
California Resources Corp. 5.00%, 1/15/20	35,250,000	22,669,980
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21	65,186,500	58,667,850
Concho Resources, Inc. 6.50%, 1/15/22	5,000,000	4,925,000
Concho Resources, Inc. 5.50%, 4/1/23	39,167,000	37,306,567
Continental Resources, Inc. 4.90%, 6/1/44	14,000,000	10,008,796
Denbury Resources, Inc. 4.63%, 7/15/23	5,957,000	3,216,780
Newfield Exploration Co. 5.63%, 7/1/24	47,412,000	44,804,340
Petrobras Global Finance BV (Netherlands) 7.25%, 3/17/44 [3]	15,000,000	9,948,000
Sanchez Energy Corp. 6.13%, 1/15/23	26,949,000	18,055,830

		209,603,143

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
Packaging & Containers — 0.28%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 4.25%, 1/15/22	8,500,000	[6]	$9,320,650
Pipelines — 0.93%
Enbridge Energy Partners LP 8.05%, 10/1/37 [2]	$31,500,000		30,318,750
Retail — 4.82%
Claire’s Stores, Inc. 9.00%, 3/15/19 [1]	17,400,000		13,876,500
Claire’s Stores, Inc. 6.13%, 3/15/20 [1]	18,972,000		13,849,560
Michaels Stores, Inc. 5.88%, 12/15/20 [1]	25,000,000		26,062,500
Neiman Marcus Group, Inc. 8.00%, 10/15/21 [1]	22,250,000		22,917,500
Rite Aid Corp. 9.25%, 3/15/20	3,800,000		4,037,500
Rite Aid Corp. 6.75%, 6/15/21	56,820,000		58,240,500
Rite Aid Corp. 6.13%, 4/1/23 [1]	19,000,000		18,857,500

			157,841,560

Software — 3.48%
First Data Corp. 6.75%, 11/1/20 [1]	14,444,000		15,093,980
First Data Corp. 11.75%, 8/15/21	24,842,000		27,574,620
Nuance Communications, Inc. 5.38%, 8/15/20 [1]	71,687,000		71,507,783

			114,176,383

Telecommunications — 2.38%
Frontier Communications Corp. 11.00%, 9/15/25 [1]	32,000,000		30,960,000
Verizon Communications, Inc. 6.55%, 9/15/43	12,500,000		14,768,050
Wind Acquisition Finance S.A. (Luxembourg) 4.75%, 7/15/20 [3]	32,622,000		32,295,780

			78,023,830

Total CORPORATE BONDS (Cost $1,291,080,593)			1,205,751,354

CONVERTIBLE CORPORATE BONDS — 1.82%
Building Materials — 0.82%
Cemex SAB de CV (Mexico) 3.75%, 3/15/18 [3]	26,000,000		26,780,000

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Electrical Components & Equipment — 0.00%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/16 [3]	$27,872,000	$97,552
Semiconductors — 0.62%
Microchip Technology, Inc. 1.63%, 2/15/25 [1]	21,200,000	20,285,750
Software — 0.38%
Verint Systems, Inc. 1.50%, 6/1/21	13,057,000	12,444,953

Total CONVERTIBLE CORPORATE BONDS (Cost $95,255,938)		59,608,255

U.S. GOVERNMENT AND AGENCY SECURITIES — 0.61%
Freddie Mac Non Gold Pool 2.56%, 6/1/34[2]	521,763	556,665
United States Treasury Bond 3.00%, 5/15/45	12,070,000	12,351,943
United States Treasury Bond 2.00%, 8/15/25	7,047,000	7,009,750

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $20,003,748)		19,918,358

COMMON STOCK — 13.38%
Auto Manufacturers — 1.09%
Fiat Chrysler Automobiles N.V. (United Kingdom) * [3]	700,000	9,247,000
General Motors Co.	876,769	26,320,605

		35,567,605

Commercial Services — 2.44%
Towers Watson & Co., Class A	681,000	79,935,780
Entertainment — 0.61%
Six Flags Entertainment Corp.	437,500	20,028,750
Healthcare - Services — 1.45%
Cigna Corp.	307,500	41,518,650
Health Net, Inc. *	99,000	5,961,780

		47,480,430

Insurance — 0.17%
HCC Insurance Holdings, Inc.	70,000	5,422,900
Lodging — 0.09%
MGM Resorts International *	157,778	2,911,004
Media — 2.27%
Comcast Corp., Class A	556,821	31,671,979
Time Warner Cable, Inc.	239,000	42,869,430

		74,541,409

Metal Fabricate/Hardware — 1.16%
Precision Castparts Corp.	165,000	37,902,150

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Oil & Gas — 0.07%
Calumet Specialty Products Partners LP	99,597	$2,418,215
Oil & Gas Services — 0.26%
Baker Hughes, Inc.	167,000	8,690,680
Packaging & Containers — 0.18%
Ball Corp.	95,300	5,927,660
Pharmaceuticals — 0.68%
Johnson & Johnson	238,867	22,298,234
Real Estate Investment Trusts — 0.50%
Home Properties, Inc.	221,000	16,519,750
Retail — 1.18%
Rite Aid Corp. *	1,953,361	11,856,901
Staples, Inc.	2,275,000	26,685,750

		38,542,651

Semiconductors — 0.22%
Altera Corp.	140,000	7,011,200
Microchip Technology, Inc.	6,400	275,776

		7,286,976

Software — 0.01%
Verint Systems, Inc. *	8,000	345,200
Telecommunications — 1.00%
AT&T, Inc.	1,007,351	32,819,496

Total COMMON STOCK (Cost $459,750,361)		438,638,890

CONVERTIBLE PREFERRED STOCK — 2.84%
Auto Manufacturers — 0.18%
Fiat Chrysler Automobile 7.88%, 12/15/16	50,000	5,931,000
General Motors Corp. Senior Convertible Preferred Escrow - B 5.25%, 3/6/34 [4,5]	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow - C 6.25%, 12/15/12 [4,5]	11,790,650	—

		5,931,000

Oil & Gas — 0.94%
Southwestern Energy Co. 6.25%, 1/15/18	992,300	30,840,684
Pharmaceuticals — 1.01%
Allergan PLC (Ireland) 5.50%, 3/1/18 [3]	35,000	33,021,100
Telecommunications — 0.71%
Frontier Communications Corp. 11.13%, 6/29/18	250,000	23,287,500

Total CONVERTIBLE PREFERRED STOCK (Cost $118,022,727)		93,080,284

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCKS — 4.42%
Banks — 1.18%
GMAC Capital Trust I 8.13%, 2/15/40 [2]	1,518,511	$38,767,586
Holding Companies - Diversified — 1.88%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16 [1]	57,905	61,524,063
Telecommunications — 1.36%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20 [1,3]	36,242	44,419,101

Total PREFERRED STOCKS (Cost $134,295,467)		144,710,750

PURCHASED CALL OPTIONS — 0.06%
iShares Russell 2000 Index ETF, Exercise Price: $108.00, Expiration Date: December, 2015*	3,860	1,968,600

Total PURCHASED CALL OPTIONS (Premiums paid $1,995,781)		1,968,600

PURCHASED PUT OPTIONS — 0.24%
Crude Oil Futures, Exercise Price: $45.00, Expiration Date: December, 2015*	1,115	3,367,300
iShares MSCI Brazil Capped ETF, Exercise Price: $20.00, Expiration Date: January, 2016*	18,000	2,790,000
iShares Russell 2000 Index ETF, Exercise Price: $108.00, Expiration Date: December, 2015*	3,860	1,679,100

Total PURCHASED PUT OPTIONS (Premiums paid $8,280,729)		7,836,400

WARRANTS — 0.51%
General Motors Co. - CW 16, Strike Price: $10.00, Expiration Date: 7/10/16	49,839	1,015,719
General Motors Co. - CW 19, Strike Price: $18.33, Expiration Date: 7/10/19	1,185,994	15,678,840

Total WARRANTS (Cost $21,642,995)		16,694,559

TOTAL INVESTMENTS (Cost $3,268,215,597)	94.35%	3,092,079,568

Other Assets less Liabilities	5.65%	185,281,627

Net Assets	100.00%	$3,277,361,195

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (10.22)%
CORPORATE BONDS — (2.68)%
Lodging — (0.07)%
MGM Resorts International 7.63%, 1/15/17	$(2,065,000)	$(2,173,413)
Oil & Gas — (0.79)%
Denbury Resources, Inc. 6.38%, 8/15/21	(11,833,000)	(7,573,120)
Petrobras International Finance Co. S.A. (Netherlands) 5.38%, 1/27/21 [3]	(25,000,000)	(18,312,500)

		(25,885,620)

Oil & Gas Services — (0.94)%
National Oilwell Varco, Inc. 2.60%, 12/1/22	(16,575,000)	(15,358,975)
National Oilwell Varco, Inc. 3.95%, 12/1/42	(18,700,000)	(15,594,136)

		(30,953,111)

Packaging & Containers — (0.21)%
SIG Combibloc Holdings SCA (Luxembourg) 7.75%, 2/15/23 [3]	(6,000,000)	(6,905,800)
Sovereign — (0.67)%
Brazilian Government International Bond (Brazil) 5.00%, 1/27/45 [3]	(29,000,000)	(21,967,500)

Total CORPORATE BONDS (Proceeds $100,154,188)		(87,885,444)

U.S. GOVERNMENT AND AGENCY SECURITIES — (1.23)%
United States Treasury Bond 3.00%, 11/15/44	(16,000,000)	(16,347,088)
United States Treasury Bond 3.00%, 5/15/45	(23,363,000)	(23,908,736)

		(40,255,824)

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $40,721,251)		(40,255,824)

COMMON STOCK — (6.14)%
Healthcare - Services — (0.78)%
Anthem, Inc.	(158,208)	(22,149,120)
Kindred Healthcare, Inc.	(221,974)	(3,496,090)

		(25,645,210)

Insurance — (1.45)%
Willis Group Holdings PLC (United Kingdom)[3]	(1,160,777)	(47,557,034)
Media — (0.69)%
Charter Communications, Inc. *	(129,274)	(22,732,833)
Oil & Gas — (0.59)%
Southwestern Energy Co. *	(1,520,500)	(19,295,145)

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Oil & Gas Services — (0.20)%
Halliburton Co.	(187,040)	$(6,611,864)
Packaging & Containers — (0.15)%
Rexam PLC (United Kingdom)[3]	(635,000)	(5,028,324)
Pharmaceuticals — (0.71)%
Allergan PLC (Ireland) * [3]	(85,000)	(23,103,850)
Retail — (0.58)%
Office Depot, Inc. *	(2,935,000)	(18,842,700)
Semiconductors — (0.40)%
Microchip Technology, Inc.	(304,000)	(13,099,360)
Software — (0.15)%
Verint Systems, Inc. *	(117,262)	(5,059,855)
Telecommunications — (0.44)%
Frontier Communications Corp.	(3,021,000)	(14,349,750)

Total COMMON STOCK (Proceeds $236,887,802)		(201,325,925)

WRITTEN CALL OPTIONS — (0.09)%
Cemex S.A.B. de C.V., Exercise Price: $9.62, Expiration Date: January, 2016*	(17,525)	(227,825)
Cemex S.A.B. de C.V., Exercise Price: $7.00, Expiration Date: January, 2016*	(5,000)	(357,500)
MGM Resorts International, Exercise Price: $22.00, Expiration Date: October, 2015*	(1,577)	(11,039)
SPDR S&P 500 ETF Trust, Exercise Price: $188.00, Expiration Date: December, 2015*	(2,385)	(2,246,670)

Total WRITTEN CALL OPTIONS (Premiums received $4,608,156)		(2,843,034)

WRITTEN PUT OPTIONS — (0.08)%
Crude Oil Futures, Exercise Price: $35.00, Expiration Date: December, 2015*	(1,115)	(546,350)
iShares MSCI Brazil Capped ETF, Exercise Price: $15.00, Expiration Date: January, 2016*	(18,000)	(612,000)
SPDR S&P 500 ETF Trust, Exercise Price: $188.00, Expiration Date: December, 2015*	(2,385)	(1,507,320)

Total WRITTEN PUT OPTIONS (Premiums received $3,283,186)		(2,665,670)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $385,654,583)	(10.22)%	$(334,975,897)

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (unaudited)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security. Rates disclosed are as of September 30, 2015.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by or under the general supervision of the Trust’s Board of Trustees.
[5]	Security is in default.
[6]	Foreign security, par value shown in local currency.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

SWAP CONTRACTS

Credit Default SwapsA

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveC Fixed Rate	Fixed Rate	Expiration Date	Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	RatingD

Bank of America	Ally Financial, Inc.
	7.50%, 9/15/20	USD	10,000,000	Pay	5.00%	12/20/2018	$(1,492,458)	$369,675	BB+
Morgan Stanley	American Express Co.
	5.50%, 9/12/16	USD	20,000,000	Pay	1.00	12/20/2016	263,406	(478,170)	BBB+
Goldman Sachs	American Express Co.
	5.50%, 9/12/16	USD	5,000,000	Pay	1.00	12/20/2016	61,174	(126,579)	BBB+
Barclays	Ardargh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	12/20/2019	(100,524)	(120,085)	CCC+
Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	5,000,000	Pay	5.00	12/20/2019	(168,445)	(199,236)	CCC+
Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	3/20/2020	(69,423)	(131,410)	CCC+
Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	3/20/2020	(88,734)	(112,099)	CCC+
Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	3/20/2020	(63,270)	(70,619)	CCC+
Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	3/20/2020	(83,185)	(50,704)	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	3/20/2020	(87,370)	(46,518)	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	1,000,000	Pay	5.00	3/20/2020	(47,032)	(19,913)	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	1,000,000	Pay	5.00	3/20/2020	(58,343)	(8,601)	CCC+
Barclays	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	221,046	281,196	BBB+
Barclays	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	458,796	545,687	BBB+
Bank of America	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	397,363	607,121	BBB+
Barclays	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	39,492	(126,704)	BBB+
Barclays	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	62,053	(236,479)	BBB+
Bank of America	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	(258,758)	BBB+
Barclays	Banco Santander SA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	218,619	330,673	A-
Bank of America	Banco Santander SA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	386,569	712,015	A-
Bank of America	Banco Santander SA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	(315,103)	A-
Barclays	Banco Santander SA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	33,862	(149,247)	A-
Goldman Sachs	Bank of America Corp.
	6.25%, 4/15/12	USD	10,000,000	Pay	1.00	12/20/2016	1,499,776	(1,584,305)	NR
Bank of America	Citigroup, Inc.
	6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	432,520	(473,263)	A-
Goldman Sachs	Citigroup, Inc.
	6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	379,663	(420,406)	A-
JP Morgan	Federative Republic of Brazil
	12.25%, 3/6/30	USD	2,500,000	Pay	1.00	12/20/2019	81,916	266,742	BB+
JP Morgan	Hess Corp.
	7.00%, 2/15/14	USD	8,000,000	Pay	1.00	6/20/2018	154,644	(69,160)	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	77,280	(34,538)	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	80,701	(37,959)	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	91,702	(48,961)	NR
Credit Suisse	Hess Corp.
	7.00%, 2/15/14	USD	20,000,000	Pay	1.00	9/20/2018	309,975	(32,757)	NR
Goldman Sachs	Host Hotels & Resorts, Inc.
	6.75%, 6/1/16	USD	10,000,000	Pay	1.00	12/20/2016	1,067,644	(1,169,120)	BBB
Goldman Sachs	Huntsman Corp.
	11.50%, 7/15/12	USD	5,000,000	Pay	5.00	12/20/2016	124,119	(388,569)	NR
Barclays	Intesa Sanpaolo SpA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	202,397	181,373	BBB-
Bank of America	Intesa Sanpaolo SpA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	413,529	354,011	BBB-

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Credit Default SwapsA (continued)

Counterparty	Reference Instrument		Notional AmountB	Pay/ReceiveC Fixed Rate	Fixed Rate	Expiration Date	Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	RatingD

Barclays	Intesa Sanpaolo SpA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00%	3/20/2020	$31,027	$(28,482)	BBB-
Bank of America	Intesa Sanpaolo SpA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	(79,242)	BBB-
Credit Suisse	J.C. Penney Corp., Inc.
	6.38%, 10/15/36	USD	6,667,000	Pay	5.00	12/20/2016	700,035	(936,797)	CCC-
Goldman Sachs	Limited Brands, Inc.
	6.90%, 7/15/17	USD	15,000,000	Pay	1.00	12/20/2015	679,159	(706,299)	BB-
Goldman Sachs	Masco Corp.
	6.13%, 10/3/16	USD	15,000,000	Pay	1.00	12/20/2015	1,047,333	(1,082,152)	BBB
Goldman Sachs	Pitney Bowes, Inc.
	6.25%, 3/15/19	USD	5,000,000	Pay	1.00	9/20/2016	164,656	(207,002)	BBB
Morgan Stanley	Pitney Bowes, Inc.
	6.25%, 3/15/19	USD	5,000,000	Pay	1.00	12/20/2016	244,614	(296,131)	BBB
Bank of America	Pitney Bowes, Inc.
	4.63%, 10/01/12	USD	20,000,000	Pay	1.00	3/20/2016	436,253	(524,367)	NR
Goldman Sachs	Saks, Inc.
	2.00%, 3/15/24	USD	10,000,000	Pay	5.00	12/20/2016	406,250	(1,014,815)	NR
Goldman Sachs	The Markit CDX NA
	High Yield Series 17 Index	USD	13,600,000	Pay	5.00	12/20/2016	1,415,500	(1,958,598)	NA
Bank of America	The Markit CDX NA
	High Yield Series 17 Index	USD	4,800,000	Pay	5.00	12/20/2016	550,000	(741,683)	NA
Goldman Sachs	The Markit iTraxx Europe
	Crossover IndexSeries 19	EUR	24,500,000	Pay	5.00	6/20/2018	(1,602,328)	(505,600)	NA
Goldman Sachs	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,134,040)	715,983	NA
Morgan Stanley	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,137,029)	718,972	NA
Morgan Stanley	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,252,200)	834,144	NA
Goldman Sachs	The Markit iTraxx Europe
	Crossover IndexSeries 22	EUR	16,500,000	Pay	5.00	12/20/2019	(1,322,301)	446,762	NA
Barclays	UniCredit SpA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	469,337	23,946	BBB-
Barclays	UniCredit SpA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	914,405	72,160	BBB-
Bank of America	UniCredit SpA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	859,000	127,566	BBB-
Barclays	UniCredit SpA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	(52,853)	(31,324)	BBB-
Barclays	UniCredit SpA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	(105,835)	(62,520)	BBB-
Bank of America	UniCredit SpA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	(83,273)	(85,083)	BBB-

Total Credit Default Swaps							3,280,171	(8,381,332)

Total Swap Contracts							$3,280,171	$(8,381,332)

A	The triggering credit event for each swap is bankruptcy/failure to pay.
B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
D	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

NR - Not Rated

NA - Not Applicable

EUR - Euro

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

SWAPTIONS

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/Receive Fixed rate	Exercise Rate	Expiration Date	Premium Paid/ (Received)	Market Value

Morgan Stanley	3-Month USD-LIBOR-BBA	USD	45,000,000	Pay	2.44%	11/5/2015	$675,000	$33,237
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	111,000,000	Pay	2.18	11/5/2015	1,223,775	41,206
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	117,000,000	Pay	1.90	11/5/2015	938,925	28,387

Total Interest Rate Swaptions							2,837,700	102,830

TOTAL SWAPTIONS							$2,837,700	$102,830

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)

U.S. 5 Year Treasury Note	(1,827)	December 2015	$(1,181,356)
U.S. 10 Year Treasury Note	(1,840)	December 2015	(2,590,980)
U.S. Treasury Long Bond	(128)	December 2015	(358,043)

Total Futures Contracts			$(4,130,379)

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At September 30, 2015	Unrealized Appreciation/ (Depreciation)
British Pound	December 1, 2015	2,130,255	$3,305,274	$3,221,785	$(83,489)
British Pound	December 1, 2015	1,469,745	2,281,317	2,222,833	(58,484)
Euro	December 1, 2015	16,786,084	18,997,886	18,778,892	(218,994)
Euro	December 1, 2015	13,589,857	15,404,552	15,203,216	(201,336)
Euro	December 1, 2015	9,981,725	11,296,957	11,166,734	(130,223)

Total Purchase Contracts			51,285,986	50,593,460	(692,526)

Sale Contracts	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2015	Unrealized Appreciation/ (Depreciation)
British Pound	December 1, 2015	(23,491,980)	$(36,449,828)	$(35,529,132)	$920,696
British Pound	December 1, 2015	(16,208,020)	(25,157,861)	(24,512,913)	644,948
British Pound	December 1, 2015	(502,977)	(780,412)	(760,699)	19,713
British Pound	December 1, 2015	(347,023)	(538,644)	(524,836)	13,808
Euro	December 1, 2015	(30,786,084)	(34,897,042)	(34,440,941)	456,101
Euro	December 1, 2015	(18,306,725)	(20,751,277)	(20,480,060)	271,217
Euro	December 1, 2015	(7,409,857)	(8,386,210)	(8,289,539)	96,671

Total Sale Contracts			(126,961,274)	(124,538,120)	2,423,154

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$(75,675,288)	$(73,944,660)	$1,730,628

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
BANK LOANS — 12.07%
Healthcare - Services — 0.39%
Kindred Healthcare, Inc. 4.25%, 4/9/21 [2]	$2,233,040		$2,223,270
Internet — 1.07%
Mood Media Corp. (Canada) 7.00%, 5/1/19 [2]	6,241,639		6,054,390
Leisure Time — 2.84%
Equinox Holdings, Inc. 9.75%, 7/31/20 [2]	15,748,824		16,024,428
Software — 7.77%
Applied Systems, Inc. 7.50%, 1/23/22 [2]	22,231,022		21,971,653
Evergreen Skills Lux Sarl (Luxembourg) 9.25%, 4/28/22 [2]	26,000,000		21,970,000

			43,941,653

Total BANK LOANS (Cost $72,370,153)			68,243,741

CORPORATE BONDS — 43.62%
Airlines — 1.19%
Gol LuxCo SA (Luxembourg) 8.88%, 1/24/22 [3]	11,000,000		6,710,000
Chemicals — 4.01%
Kissner Milling Co., Ltd. (Canada) 7.25%, 6/1/19 [1,3]	22,000,000		22,660,000
Momentive Performance Materials, Inc. 11.50%, 12/1/16 [4,5]	5,530,000		—

			22,660,000

Diversified Financial Services — 3.10%
Cementos Progreso Trust (Cayman Islands) 7.13%, 11/6/23 [1,3]	6,750,000		6,969,375
Rio Oil Finance Trust Series 2014-1 6.25%, 7/6/24 [1]	16,500,000		10,560,000

			17,529,375

Entertainment — 2.65%
Peninsula Gaming LLC/ Peninsula Gaming Corp. 8.38%, 2/15/18 [1]	14,500,000		14,989,375
Food — 1.20%
WM Morrison Supermarkets PLC (United Kingdom) 3.50%, 7/27/26	5,000,000	[6]	6,801,271
Healthcare - Services — 4.68%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	14,810,000		11,588,825

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
Kindred Healthcare, Inc. 6.38%, 4/15/22	$14,973,000		$14,860,702

			26,449,527

Internet — 0.64%
Mood Media Corp. (Canada) 9.25%, 10/15/20 [1,3]	5,000,000		3,625,000
Media — 0.42%
VTR Finance BV (Netherlands) 6.88%, 1/15/24 [3]	2,600,000		2,359,500
Oil & Gas — 8.05%
California Resources Corp. 6.00%, 11/15/24	21,600,000		12,865,500
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21	12,019,500		10,817,550
Denbury Resources, Inc. 4.63%, 7/15/23	2,093,000		1,130,220
Sanchez Energy Corp. 7.75%, 6/15/21	17,100,000		12,654,000
Sanchez Energy Corp. 6.13%, 1/15/23	12,000,000		8,040,000

			45,507,270

Packaging & Containers — 1.55%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 4.25%, 1/15/22	8,000,000	[6]	8,772,377
Restaurants — 3.77%
Ruby Tuesday, Inc. 7.63%, 5/15/20	21,550,000		21,334,500
Retail — 8.92%
Claire’s Stores, Inc. 9.00%, 3/15/19 [1]	16,600,000		13,238,500
Conn’s, Inc. 7.25%, 7/15/22	13,000,000		12,480,000
Neiman Marcus Group, Inc. 8.00%, 10/15/21 [1]	24,000,000		24,720,000

			50,438,500

Software — 2.59%
Nuance Communications, Inc. 5.38%, 8/15/20 [1]	14,688,000		14,651,280
Telecommunications — 0.85%
Frontier Communications Corp. 11.00%, 9/15/25 [1]	5,000,000		4,837,500

Total CORPORATE BONDS (Cost $285,789,436)			246,665,475

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONVERTIBLE CORPORATE BONDS — 1.08%
Electrical Components & Equipment — 0.00%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/16 [3,5]	$4,000,000	$14,000
Mining — 0.01%
Great Western Minerals Group Ltd. (Canada) 8.00%, 4/6/17 [3,5]	2,000,000	60,000
Semiconductors — 1.07%
Microchip Technology, Inc. 1.63%, 2/15/25 [1]	6,300,000	6,028,312

Total CONVERTIBLE CORPORATE BONDS (Cost $12,393,164)		6,102,312

U.S. GOVERNMENT AND AGENCY SECURITIES — 0.60%
United States Treasury Bond 3.00%, 5/15/45	2,130,000	2,179,755
United States Treasury Note 2.00%, 8/15/25	1,243,000	1,236,430

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $3,437,432)		3,416,185

COMMON STOCK — 24.78%
Auto Manufacturers — 1.31%
General Motors Co.	246,099	7,387,888
Commercial Services — 3.28%
Towers Watson & Co., Class A	158,000	18,546,040
Diversified Financial Services — 1.02%
FNFV Group *	490,500	5,748,660
Healthcare - Services — 5.04%
Aetna, Inc.	77,000	8,424,570
Cigna Corp.	82,500	11,139,150
Health Net, Inc. *	50,000	3,011,000
Humana, Inc.	33,000	5,907,000

		28,481,720

Insurance — 0.55%
HCC Insurance Holdings, Inc.	40,000	3,098,800
Lodging — 0.41%
La Quinta Holdings, Inc. *	146,500	2,311,770
Media — 2.01%
Gray Television, Inc. *	132,000	1,684,320
Time Warner Cable, Inc.	54,000	9,685,980

		11,370,300

Metal Fabricate/Hardware — 1.83%
Precision Castparts Corp.	45,000	10,336,950
Oil & Gas — 0.66%
Calumet Specialty Products Partners LP	154,154	3,742,859

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Oil & Gas Services — 0.62%
Baker Hughes, Inc.	68,000	$3,538,720
Packaging & Containers — 0.77%
Ball Corp.	69,764	4,339,321
Pharmaceuticals — 1.55%
Johnson & Johnson	94,000	8,774,900
Real Estate Investment Trusts — 1.65%
Home Properties, Inc.	125,000	9,343,750
Restaurants — 0.86%
Ruby Tuesday, Inc. *	788,699	4,897,821
Retail — 1.95%
J Alexander’s Holdings, Inc. *	84,719	844,650
Rite Aid Corp. *	371,737	2,256,443
Staples, Inc.	675,000	7,917,750

		11,018,843

Semiconductors — 0.15%
Altera Corp.	16,000	801,280
Microchip Technology, Inc.	1,600	68,944

		870,224

Telecommunications — 1.12%
AT&T, Inc.	194,000	6,320,520

Total COMMON STOCK (Cost $151,765,140)		140,129,086

CONVERTIBLE PREFERRED STOCK — 3.12%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow - C 7.25%, 4/15/14 [4,5]	94,958	—
Oil & Gas — 0.43%
Southwestern Energy Co. 6.25%, 1/15/18	77,700	2,414,916
Pharmaceuticals — 1.25%
Allergan PLC (Ireland) 5.50%, 3/1/18 [3]	7,500	7,075,950
Telecommunications — 1.44%
Frontier Communications Corp. 11.13%, 6/29/18	87,500	8,150,625

Total CONVERTIBLE PREFERRED STOCK (Cost $20,449,692)		17,641,491

PURCHASED CALL OPTIONS — 0.13%
iShares Russell 2000 Index ETF, Exercise Price: $108.00, Expiration Date: December, 2015*	1,375	701,250

Total PURCHASED CALL OPTIONS (Premiums paid $710,932)		701,250

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PURCHASED PUT OPTIONS — 0.73%
Cablevision Systems Corp., Exercise Price: $17.00, Expiration Date: January, 2016*	7,400	$37,000
Crude Oil Futures, Exercise Price: $45.00, Expiration Date: December, 2015*	500	1,510,000
iShares MSCI Brazil Capped ETF, Exercise Price: $20.00, Expiration Date: January, 2016*	5,000	775,000
iShares Russell 2000 Index ETF, Exercise Price: $108.00, Expiration Date: December, 2015*	1,375	598,125
UnitedHealth Group, Inc., Exercise Price: $105.00, Expiration Date: January, 2016*	3,000	1,185,000

Total PURCHASED PUT OPTIONS (Premiums paid $5,381,690)		4,105,125

WARRANTS — 0.05%
General Motors Co. - CW 16, Strike Price: $10.00, Expiration Date: 7/10/16*	8,920	181,797
General Motors Co. - CW 19, Strike Price: $18.33, Expiration Date: 7/10/19*	8,920	117,927

Total WARRANTS (Cost $398,024)		299,724

TOTAL INVESTMENTS (Cost $552,695,663)	86.18%	487,304,389

Other Assets less Liabilities	13.82%	78,148,761

NET ASSETS	100.00%	$565,453,150

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (12.10)%
CORPORATE BONDS — (3.26)%
Oil & Gas — (1.22)%
Denbury Resources, Inc. 6.38%, 8/15/21	$(4,158,000)	$(2,661,120)
Petrobras Global Finance BV (Netherlands) 4.38%, 5/20/23 [3]	(2,000,000)	(1,315,000)
Petrobras Global Finance BV (Netherlands) 6.25%, 3/17/24 [3]	(2,000,000)	(1,465,600)
Petrobras International Finance Co. S.A. (Netherlands) 5.38%, 1/27/21 [3]	(2,000,000)	(1,465,000)

		(6,906,720)

Oil & Gas Services — (0.97)%
National Oilwell Varco, Inc. 2.60%, 12/1/22	(2,925,000)	(2,710,408)
National Oilwell Varco, Inc. 3.95%, 12/1/42	(3,300,000)	(2,751,906)

		(5,462,314)

Sovereign — (1.07)%
Brazilian Government International Bond (Brazil) 5.00%, 1/27/45 [3]	(8,000,000)	(6,060,000)

Total CORPORATE BONDS (Proceeds $20,813,795)		(18,429,034)

U.S. GOVERNMENT AND AGENCY SECURITIES — (0.38)%
United States Treasury Bond 3.00%, 11/15/44	(2,100,000)	(2,145,555)

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $2,266,381)		(2,145,555)

COMMON STOCK — (8.15)%
Healthcare - Services — (1.14)%
Anthem, Inc.	(42,450)	(5,943,000)
Kindred Healthcare, Inc.	(31,223)	(491,762)

		(6,434,762)

Insurance — (1.90)%
Willis Group Holdings PLC (United Kingdom) [3]	(262,111)	(10,738,688)
Media — (0.91)%
Charter Communications, Inc. *	(29,209)	(5,136,403)
Oil & Gas Services — (0.47)%
Halliburton Co.	(76,160)	(2,692,256)
Packaging & Containers — (0.32)%
Rexam PLC (United Kingdom) [3]	(230,000)	(1,821,283)
Pharmaceuticals — (0.88)%
Allergan PLC (Ireland) * [3]	(18,250)	(4,960,532)

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Retail — (0.98)%
Office Depot, Inc. *	(865,000)	$(5,553,300)
Semiconductors — (0.69)%
Microchip Technology, Inc.	(90,900)	(3,916,881)
Telecommunications — (0.86)%
Frontier Communications Corp.	(1,021,500)	(4,852,125)

Total COMMON STOCK (Proceeds $51,937,454)		(46,106,230)

WRITTEN CALL OPTIONS — (0.14)%
SPDR S&P 500 ETF Trust, Exercise Price: $188.00, Expiration Date: December, 2015*	(850)	(800,700)

Total WRITTEN CALL OPTIONS (Premiums received $654,452)		(800,700)

WRITTEN PUT OPTIONS — (0.17)%
Crude Oil Futures, Exercise Price: $35.00, Expiration Date: December, 2015*	(500)	(245,000)
iShares MSCI Brazil Capped ETF, Exercise Price: $15.00, Expiration Date: January, 2016*	(5,000)	(170,000)
SPDR S&P 500 ETF Trust, Exercise Price: $188.00, Expiration Date: December, 2015*	(850)	(537,200)

Total WRITTEN PUT OPTIONS (Premiums received $1,205,852)		(952,200)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $76,877,934)	(12.10)%	$(68,433,719)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security. Rates disclosed as of September 30, 2015.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by or under the direction of the Trust’s Board of Trustees.
[5]	Security is in default.
[6]	Foreign security, par value shown in local currency.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2015 (Unaudited)

SWAP CONTRACTS

Credit Default SwapsA

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveC Fixed Rate	Fixed Rate	Expiration Date	Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	RatingD

Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	2,000,000	Pay	5.00%	9/20/2019	$(118,810)	$(33,614)	CCC+
Bank of America	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	9/20/2019	(116,527)	(35,897)	CCC+
Bank of America	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	9/20/2019	(178,328)	(50,309)	CCC+
Morgan Stanley	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	9/20/2019	(165,973)	(62,663)	CCC+
Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	9/20/2019	(88,220)	(64,205)	CCC+
Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	9/20/2019	(132,330)	(96,307)	CCC+
Bank of America	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	12/20/2019	(54,847)	(165,763)	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	1,000,000	Pay	5.00	3/20/2020	(47,032)	(19,913)	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	1,000,000	Pay	5.00	3/20/2020	(58,343)	(8,601)	CCC+
Goldman Sachs	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	207,316	294,925	BBB+
Bank of America	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	9/20/2020	717,064	459,440	BBB+
Goldman Sachs	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	42,280	(129,493)	BBB+
Bank of America	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	9/20/2020	(93,278)	(140,676)	BBB+
Goldman Sachs	Banco Santander SA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	207,316	341,976	A-
Bank of America	Banco Santander SA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	9/20/2020	691,412	602,320	A-
Goldman Sachs	Banco Santander SA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	42,280	(157,665)	A-
Bank of America	Banco Santander SA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	9/20/2020	(82,375)	(215,404)	A-
Goldman Sachs	Federative Republic of Brazil
	12.25%, 3/6/30	USD	7,500,000	Pay	1.00	12/20/2019	252,803	793,171	BB+
JP Morgan	Hess Corp.
	7.00%, 2/15/14	USD	2,000,000	Pay	1.00	6/20/2018	38,660	(17,289)	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	19,320	(8,635)	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	20,175	(9,490)	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	22,925	(12,240)	NR
Credit Suisse	Hess Corp.
	7.00%, 2/15/14	USD	5,000,000	Pay	1.00	9/20/2018	77,494	(8,189)	NR
Goldman Sachs	Intesa Sanpaolo SpA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	185,671	198,099	BBB-
Bank of America	Intesa Sanpaolo SpA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	9/20/2020	645,029	270,099	BBB-
Goldman Sachs	Intesa Sanpaolo SpA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	39,445	(36,899)	BBB-
Bank of America	Intesa Sanpaolo SpA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	9/20/2020	(65,985)	28,629	BBB-
Credit Suisse	J.C. Penney Corp., Inc.
	6.38%, 10/15/36	USD	3,333,000	Pay	5.00	12/20/2016	349,965	(468,328)	CCC-
Goldman Sachs	Masco Corp.
	6.13%, 10/3/16	USD	500,000	Pay	1.00	12/20/2015	39,569	(40,730)	BBB
Morgan Stanley	Masco Corp.
	6.13%, 10/3/16	USD	1,000,000	Pay	1.00	3/20/2016	66,735	(73,666)	BBB
Barclays	Safeway Ltd.
	6.13%, 12/17/18	EUR	10,000,000	Pay	1.00	9/20/2019	284,033	(131,719)	NR
Goldman Sachs	UniCredit SpA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	438,298	54,985	BBB-
Bank of America	UniCredit SpA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	9/20/2020	1,121,235	40,099	BBB-
Goldman Sachs	UniCredit SpA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	(38,981)	(45,197)	BBB-
Bank of America	UniCredit SpA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	9/20/2020	(296,904)	60,332	BBB-

Total Credit Default Swaps							3,971,092	1,111,183

Total Swap Contracts							$3,971,092	$1,111,183

A	The triggering credit event for each swap is bankruptcy/failure to pay.
B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
D	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

NR - Not Rated

NA - Not Applicable

EUR - Euro

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2015 (Unaudited)

SWAPTIONS

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid/ (Received)	Market Value
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	12,000,000	Pay	2.44%	11/5/2015	$180,000	$8,863
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	23,000,000	Pay	2.18	11/5/2015	253,575	8,538
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	38,000,000	Pay	1.90	11/5/2015	304,950	9,220

Total Interest Rate Swaptions							738,525	26,621

TOTAL SWAPTIONS							$738,525	$26,621

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2015 (Unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)

S&P 500 E-mini	(250)	December 2015	$517,425
U.S. 5 Year Treasury Note	(661)	December 2015	(427,397)
U.S. 10 Year Treasury Note	(346)	December 2015	(487,313)
U.S. Treasury Long Bond	(49)	December 2015	(137,006)

Total Futures Contracts			$(534,291)

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2015 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At September 30, 2015	Unrealized Appreciation/ (Depreciation)
Euro	December 1, 2015	9,952,048	$10,855,935	$10,730,795	$(125,140)
British Pound	December 1, 2015	898,177	1,394,138	1,358,398	(35,740)
British Pound	December 1, 2015	1,301,823	2,019,890	1,968,869	(51,021)

Total Purchase Contracts			14,269,963	14,058,062	(211,901)

Sale Contracts	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2015	Unrealized Appreciation/ (Depreciation)
Euro	December 1, 2015	(17,592,048)	$(19,941,167)	$(19,680,538)	$260,629
British Pound	December 1, 2015	(2,612,879)	(4,055,675)	(3,951,703)	103,972
British Pound	December 1, 2015	(3,787,121)	(5,876,043)	(5,727,619)	148,424

Total Sale Contracts			(29,872,885)	(29,359,860)	513,025

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$(15,602,922)	$(15,301,798)	$301,124

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CORPORATE BONDS — 6.95%
Telecommunications — 6.95%
Frontier Communications Corp. 11.00%, 9/15/25 [1]	$5,000,000	$4,837,500
Verizon Communications, Inc. 6.55%, 9/15/43	10,000,000	11,814,440

		16,651,940

Total CORPORATE BONDS (Cost $17,560,932)		16,651,940

COMMON STOCK — 80.91%
Auto Manufacturers — 0.00%
General Motors Co.	297	8,916
Biotechnology — 3.74%
Blueprint Medicines Corp. *	180,000	3,841,200
Dynavax Technologies Corp. *	110,000	2,699,400
Loxo Oncology, Inc. *	130,815	2,286,646
Sunesis Pharmaceuticals, Inc. *	151,935	123,068

		8,950,314

Commercial Services — 7.74%
Towers Watson & Co., Class A	158,000	18,546,040
Food — 3.15%
Kraft Heinz Co.	107,000	7,552,060
Healthcare - Products — 5.46%
Baxter International, Inc.	192,141	6,311,832
Ocular Therapeutix, Inc. *	41,345	581,310
STERIS Corp.	95,000	6,172,150

		13,065,292

Healthcare - Services — 12.02%
Aetna, Inc.	85,000	9,299,850
Cigna Corp.	90,000	12,151,800
Humana, Inc.	41,000	7,339,000

		28,790,650

Lodging — 3.97%
Starwood Hotels & Resorts Worldwide, Inc.	143,000	9,506,640
Media — 10.64%
DISH Network Corp., Class A *	112,500	6,563,250
Meredith Corp.	120,000	5,109,600
Time Warner Cable, Inc.	77,000	13,811,490

		25,484,340

Metal Fabricate/Hardware — 1.92%
Precision Castparts Corp.	20,000	4,594,200
Pharmaceuticals — 9.98%
BioDelivery Sciences International, Inc. *	288,500	1,604,060

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Flexion Therapeutics, Inc. *	280,000	$4,160,800
Global Blood Therapeutics, Inc. *	30,000	1,264,800
Johnson & Johnson	99,000	9,241,650
Teva Pharmaceutical Industries Ltd. ADR (Israel)	135,000	7,622,100

		23,893,410

Retail — 15.71%
Macy’s, Inc.	173,000	8,878,360
Staples, Inc.	770,000	9,032,100
Target Corp.	123,000	9,675,180
Wal-Mart Stores, Inc.	155,000	10,050,200

		37,635,840

Semiconductors — 1.78%
Avago Technologies Ltd. (Singapore)	34,100	4,262,841
Telecommunications — 4.80%
AT&T, Inc.	353,000	11,500,740

Total COMMON STOCK (Cost $207,999,576)		193,791,283

CONVERTIBLE PREFERRED STOCK — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow - B 5.25%, 3/6/34 [2,3]	25,000	—
General Motors Corp. Senior Convertible Preferred Escrow - C 7.25%, 4/15/41 [2,3]	162,750	—

		—

Total CONVERTIBLE PREFERRED STOCK (Cost $1,878)		—

PURCHASED CALL OPTIONS — 1.09%
American Airlines Group, Inc., Exercise Price: $45.00, Expiration Date: January, 2016*	7,350	867,300
Baxter International, Inc., Exercise Price: $80.00, Expiration Date: January, 2016*	1,000	49,000
Frontier Communications Corp., Exercise Price: $5.00, Expiration Date: January, 2016*	6,500	214,500
Frontier Communications Corp., Exercise Price: $6.00, Expiration Date: January, 2016*	5,000	62,500
Halliburton Co., Exercise Price: $50.00, Expiration Date: January, 2016*	500	8,500
Halliburton Co., Exercise Price: $60.00, Expiration Date: January, 2017*	2,500	150,000

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Hertz Global Holdings, Inc., Exercise Price: $20.00, Expiration Date: January, 2016*	4,950	$297,000
Pilgrim’s Pride Corp., Exercise Price: $25.00, Expiration Date: January, 2016*	6,175	247,000
Twenty-First Century Fox, Inc., Exercise Price: $32.00, Expiration Date: January, 2016*	3,300	57,750
Windstream Holdings, Inc., Exercise Price: $5.00, Expiration Date: January, 2017*	4,000	660,000

Total PURCHASED CALL OPTIONS (Premiums paid $6,155,248)		2,613,550

PURCHASED PUT OPTIONS — 1.31%
Cablevision Systems Corp., Exercise Price: $17.00, Expiration Date: January, 2016*	2,600	13,000
Darden Restaurants, Inc., Exercise Price: $57.50, Expiration Date: January, 2016*	7,100	639,000
Las Vegas Sands Corp., Exercise Price: $32.50, Expiration Date: March, 2016*	5,900	1,534,000
UnitedHealth Group, Inc., Exercise Price: $105.00, Expiration Date: January, 2016*	2,400	948,000

Total PURCHASED PUT OPTIONS (Premiums paid $3,012,094)		3,134,000

WARRANTS — 0.01%
General Motors Co. - CW 16, Strike Price: $10.00, Expiration Date: 7/10/16 *	761	15,509
General Motors Co. - CW 19, Strike Price: $18.33, Expiration Date: 7/10/19 *	761	10,061

Total WARRANTS (Cost $23,932)		25,570

TOTAL INVESTMENTS (Cost $234,753,660)	90.27%	216,216,343

Other Assets less Liabilities	9.73%	23,299,566

Net Assets	100.00%	$239,515,909

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (22.69)%
U.S. GOVERNMENT AND AGENCY SECURITIES — (4.46)%
United States Treasury Bond
3.13%, 8/15/44	$(4,200,000)	$(4,398,131)
3.00%, 11/15/44	(2,100,000)	(2,145,555)
2.50%, 2/15/45	(4,500,000)	(4,144,865)

		(10,688,551)

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $11,268,484)		(10,688,551)

COMMON STOCK — (10.14)%
Healthcare - Services — (2.71)%
Anthem, Inc.	(46,368)	(6,491,520)
Insurance — (2.11)%
Willis Group Holdings PLC (United Kingdom)	(123,555)	(5,062,048)
Media — (3.06)%
Charter Communications, Inc. *	(41,649)	(7,323,977)
Retail — (2.26)%
Office Depot, Inc. *	(844,000)	(5,418,480)

Total COMMON STOCK (Proceeds $27,655,331)		(24,296,025)

EXCHANGE-TRADED FUNDS — (8.09)%
Consumer Discretionary Select Sector SPDR Fund	(59,000)	(4,381,340)
Consumer Staples Select Sector SPDR Fund	(243,000)	(11,467,170)
SPDR S&P Pharmaceuticals ETF	(75,000)	(3,519,000)

		(19,367,510)

Total EXCHANGE-TRADED FUNDS (Proceeds $20,710,830)		(19,367,510)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $59,634,645)	(22.69)%	$(54,352,086)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Security is in default.
[3]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by or under the direction of the Trust’s Board of Trustees.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2015 (unaudited)

SWAP CONTRACTS

TOTAL RETURN SWAPS

Counterparty	Reference Index	Currency	Notional Amount	Pay/Receive Total Return on Reference Index	Financing Rate[1]	Maturity Date	Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Goldman Sachs	Goldman Sachs Custom Biotech Index	USD	(144,237)	Receive	1-Month USD-LIBOR minus 1.55%	8/18/2020	$—	$3,506,036

TOTAL TOTAL RETURN SWAPS							$—	$3,506,036

[1]	Financing rate is based upon predetermined notional amounts.

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2015 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index	(133)	December 2015	$275,270

Total Futures Contracts			$275,270

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

A.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1970, as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013 and amended as of June 4, 2015, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Active Income Fund was closed to new investors as of March 1, 2011. The Driehaus Select Credit Fund (the “Select Credit Fund”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions. The Select Credit Fund was closed to new investors as of January 31, 2014. The Driehaus Event Driven Fund (the “Event Driven Fund” and together with the Active Income Fund and Select Credit Fund, the “Funds”) commenced operations on August 26, 2013, following the receipt of the assets and liabilities of the Driehaus Credit Opportunities Fund, L.P. The Event Driven Fund seeks to provide positive returns over full market cycles.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices for active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During the period ended September 30, 2015, there were no significant transfers between levels for the Active Income Fund, Select Credit Fund and Event Driven Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$94,543,614	$—	$94,543,614
Bank Loans	—	1,009,328,504	—	1,009,328,504
Common Stocks
Auto Manufacturers	35,567,605	—	—	35,567,605
Commercial Services	79,935,780	—	—	79,935,780
Entertainment	20,028,750	—	—	20,028,750
Healthcare – Services	47,480,430	—	—	47,480,430
Insurance	5,422,900	—	—	5,422,900
Lodging	2,911,004	—	—	2,911,004
Media	74,541,409	—	—	74,541,409
Metal Fabricate/Hardware	37,902,150	—	—	37,902,150
Oil & Gas	2,418,215	—	—	2,418,215
Oil & Gas Services	8,690,680	—	—	8,690,680
Packaging & Containers	5,927,660	—	—	5,927,660
Pharmaceuticals	22,298,234	—	—	22,298,234
Real Estate Investment Trusts	16,519,750	—	—	16,519,750
Retail	38,542,651	—	—	38,542,651
Semiconductors	7,286,976	—	—	7,286,976
Software	345,200	—	—	345,200
Telecommunications	32,819,496	—	—	32,819,496
Convertible Corporate Bonds	—	59,608,255	—	59,608,255
Convertible Preferred Stocks
Auto Manufacturers	5,931,000	—	0	5,931,000
Oil & Gas	30,840,684	—	—	30,840,684
Pharmaceuticals	33,021,100	—	—	33,021,100

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

Telecommunications	23,287,500	—	—	23,287,500
Corporate Bonds	—	1,205,751,354	0	1,205,751,354
Preferred Stocks
Banks	38,767,586	—	—	38,767,586
Holding Companies – Diversified	—	61,524,063	—	61,524,063
Telecommunications	—	44,419,101	—	44,419,101
Purchased Call Options	1,968,600	—	—	1,968,600
Purchased Put Options	7,836,400	—	—	7,836,400
U.S. Government and Agency Securities	—	19,918,358	—	19,918,358
Warrants	16,694,559	—	—	16,694,559

Total	$596,986,319	$2,495,093,249	$—	$3,092,079,568

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks
Healthcare-Services	$(25,645,210)	$—	$—	$(25,645,210)
Insurance	(47,557,034)	—	—	(47,557,034)
Media	(22,732,833)	—	—	(22,732,833)
Oil & Gas	(19,295,145)	—	—	(19,295,145)
Oil & Gas Services	(6,611,864)	—	—	(6,611,864)
Packaging & Containers	(5,028,324)	—	—	(5,028,324)
Pharmaceuticals	(23,103,850)	—	—	(23,103,850)
Retail	(18,842,700)	—	—	(18,842,700)
Semiconductors	(13,099,360)	—	—	(13,099,360)
Software	(5,059,855)	—	—	(5,059,855)
Telecommunications	(14,349,750)	—	—	(14,349,750)
Corporate Bonds	—	(87,885,444)	—	(87,885,444)
U.S. Government and Agency Securities	—	(40,255,824)	—	(40,255,824)
Written Call Options	(2,246,670)	(596,364)	—	(2,843,034)
Written Put Options	(2,665,670)	—	—	(2,665,670)

Total	$(206,238,265)	$(128,737,632)	$—	$(334,975,897)

Other Financial Instruments*
Credit Default Swaps - Assets	$—	$21,816,840	$—	$21,816,840
Credit Default Swaps - Liabilities	—	(26,918,001)	—	(26,918,001)
Forward Foreign Currency Contracts - Assets	—	2,423,154	—	2,423,154
Forward Foreign Currency Contracts - Liabilities	—	(692,526)	—	(692,526)
Futures Contracts	(4,130,379)	—	—	(4,130,379)
Interest Rate Swaptions	—	102,830	—	102,830

Total Other Financial Instruments	$(4,130,379)	$(3,267,703)	$—	$(7,398,082)

*	Other financial instruments are swap, forward foreign currency and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2014	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of September 30, 2015	$0

As of September 30, 2015, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0.

As of September 30, 2015, the Active Income Fund held Level 3 investments in Momentive Performance Materials, Inc. corporate bonds, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. Momentive filed for Chapter 11 bankruptcy and emerged in 2014. As a part of the ongoing restructuring of the company, the bankruptcy court assigned a zero recovery to these holdings, therefore the corporate bond was fair valued at $0.

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$68,243,741	$—	$68,243,741
Common Stocks
Auto Manufacturers	7,387,888	—	—	7,387,888
Commercial Services	18,546,040	—	—	18,546,040
Diversified Financial Services	5,748,660	—	—	5,748,660
Healthcare – Services	28,481,720	—	—	28,481,720
Insurance	3,098,800	—	—	3,098,800
Lodging	2,311,770	—	—	2,311,770
Media	11,370,300	—	—	11,370,300
Metal Fabricate/Hardware	10,336,950	—	—	10,336,950
Oil & Gas	3,742,859	—	—	3,742,859
Oil & Gas Services	3,538,720	—	—	3,538,720
Packaging & Containers	4,339,321	—	—	4,339,321
Pharmaceuticals	8,774,900	—	—	8,774,900
Real Estate Investment Trusts	9,343,750	—	—	9,343,750
Restaurants	4,897,821	—	—	4,897,821
Retail	11,018,843	—	—	11,018,843

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

Semiconductors	870,224	—	—	870,224
Telecommunications	6,320,520	—	—	6,320,520
Convertible Corporate Bonds	—	6,102,312	0	6,102,312
Convertible Preferred Stocks
Auto Manufacturers	—	—	0	0
Oil & Gas	2,414,916	—	—	2,414,916
Pharmaceuticals	7,075,950	—	—	7,075,950
Telecommunications	8,150,625	—	—	8,150,625
Corporate Bonds	—	246,665,475	—	246,665,475
U.S. Government and Agency Securities	—	3,416,185	—	3,416,185
Purchased Call Options	701,250	—	—	701,250
Purchased Put Options	4,068,125	37,000	—	4,105,125
Warrants	299,724	—	—	299,724

Total	$162,839,676	$324,464,713	$—	$487,304,389

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks
Healthcare – Services	$(6,434,762)	$—	$—	$(6,434,762)
Insurance	(10,738,688)	—	—	(10,738,688)
Media	(5,136,403)	—	—	(5,136,403)
Oil & Gas Services	(2,692,256)	—	—	(2,692,256)
Packaging & Containers	(1,821,283)	—	—	(1,821,283)
Pharmaceuticals	(4,960,532)	—	—	(4,960,532)
Retail	(5,553,300)	—	—	(5,553,300)
Semiconductors	(3,916,881)	—	—	(3,916,881)
Telecommunications	(4,852,125)	—	—	(4,852,125)
Corporate Bonds	—	(18,429,034)	—	(18,429,034)
U.S. Government and Agency Securities	—	(2,145,555)	—	(2,145,555)
Written Call Options	(800,700)	—	—	(800,700)
Written Put Options	(952,200)	—	—	(952,200)

Total	$(47,859,130)	$(20,574,589)	$—	$(68,433,719)

Other Financial Instruments*
Credit Default Swaps - Assets	$—	$8,653,100	$—	$8,653,100
Credit Default Swaps - Liabilities	—	(3,570,825)	—	(3,570,825)
Forward Foreign Currency Contracts - Asset	—	513,025	—	513,025
Forward Foreign Currency Contracts - Liability	—	(211,901)	—	(211,901)
Futures Contracts	(534,291)	—	—	(534,291)
Interest Rate Swaptions	—	26,621	—	26,621

Total Other Financial Instruments	$(534,291)	$5,410,020	$—	$4,875,729

*	Other financial instruments are swap, forward foreign currency and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Select Credit Fund:

Investments, at Value
Balance as of December 31, 2014	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of September 30, 2015	$0

As of September 30, 2015, the Select Credit Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock and Momentive Performance Materials, Inc. corporate bonds, which were valued in the same manner as described above for the Active Income Fund.

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Auto Manufacturers	$8,916	$—	$—	$8,916
Biotechnology	8,950,314	—	—	8,950,314
Commercial Services	18,546,040	—	—	18,546,040
Food	7,552,060	—	—	7,552,060
Healthcare – Products	13,065,292	—	—	13,065,292
Healthcare – Services	28,790,650	—	—	28,790,650
Lodging	9,506,640	—	—	9,506,640
Media	25,484,340	—	—	25,484,340
Metal Fabricate/Hardware	4,594,200	—	—	4,594,200
Pharmaceuticals	23,893,410	—	—	23,893,410
Retail	37,635,840	—	—	37,635,840
Semiconductors	4,262,841	—	—	4,262,841
Telecommunications	11,500,740	—	—	11,500,740
Convertible Preferred Stocks
Auto Manufacturers	—	—	0	0
Corporate Bonds	—	16,651,940	—	16,651,940
Purchased Call Options	2,444,300	169,250	—	2,613,550
Purchased Put Options	3,121,000	13,000	—	3,134,000
Warrants	25,570	—	—	25,570

Total	$199,382,153	$16,834,190	$—	$216,216,343

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks
Healthcare – Services	$(6,491,520)	$—	$—	$(6,491,520)
Insurance	(5,062,048)	—	—	(5,062,048)
Media	(7,323,977)	—	—	(7,323,977)
Retail	(5,418,480)	—	—	(5,418,480)
U.S. Government & Agency Securities	—	(10,688,551)	—	(10,688,551)
Exchange-Traded Fund	(19,367,510)	—	—	(19,367,510)

Total	$(43,663,535)	$(10,688,551)	$—	$(54,352,086)

Other Financial Instruments*
Total Return Swaps - Assets	$—	$3,506,036	$—	$3,506,036
Futures Contracts	275,270	—	—	275,270

Total Other Financial Instruments	$275,270	$3,506,036	$—	$3,781,306

*	Other financial instruments are swap and futures contracts, which are detailed in the Schedule of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:

Investments, at Value
Balance as of December 31, 2014	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of September 30, 2015	$0

As of September 30, 2015, the Event Driven Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, which were valued in the same manner as described above for the Active Income Fund.

B.	INVESTMENTS IN DERIVATIVES

Swap Contracts

The Funds are subject to credit risk, volatility risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps, which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

Total return swap contracts are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Each Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Each Funds maximum risk of loss from counterparty risk is the fair value of the contract.

Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at September 30, 2015 for the Active Income Fund, Select Credit Fund and Event Driven Fund was $80,000,000, $60,000,000 and $0, respectively.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of September 30, 2015, the Funds had outstanding swap contracts as listed on the Schedule of Investments.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of September 30, 2015, the Funds had outstanding futures contracts as listed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The premium amount and the number of option contracts written by the Active Income Fund during the period January 1, 2015 through September 30, 2015, were as follows:

Active Income Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2014	—	$—
Options written	85,048	63,404,392
Options closed	(16,920)	(28,519,081)
Options expired	(20,141)	(26,993,969)

Options outstanding at September 30, 2015	47,987	$7,891,342

The premium amount and the number of option contracts written by the Select Credit Fund during the period January 1, 2015 through September 30, 2015, were as follows:

Select Credit Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2014	10,320	$829,949
Options written	23,840	35,036,593
Options closed	(15,140)	(28,679,349)
Options expired	(11,820)	(5,326,889)

Options outstanding at September 30, 2015	7,200	$1,860,304

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

The premium amount and the number of option contracts written by the Event Driven Fund during the period January 1, 2015 through September 30, 2015, were as follows:

Event Driven Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2014	—	$—
Options written	4,580	701,798
Options closed	(1,580)	(297,979)
Options expired	(1,000)	(264,202)
Options exercised	(2,000)	(139,617)

Options outstanding at September 30, 2015	—	$—

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of September 30, 2015, the Funds had outstanding options as listed on the Schedule of Investments.

Swaptions

An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of September 30, 2015, the Active Income Fund and Select Credit Fund had outstanding swaptions as listed on the Schedule of Investments. The Event Driven Fund had no outstanding swaptions at September 30, 2015.

Forward Foreign Currency Contracts

The Funds may use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to a credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or if the value of the foreign currency changes unfavorably. As of September 30, 2015, the Active Income Fund and Select Credit Fund had forward foreign currency contracts as listed in the Schedule of Investments. The Event Driven Fund had no outstanding forward foreign currency contracts at September 30, 2015.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

Other

The Trust records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At September 30, 2015, the Active Income Fund, Select Credit Fund and Event Driven Fund had no unfunded senior loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At September 30, 2015, the Funds had no such outstanding senior loan participation commitments.

C.	FEDERAL INCOME TAXES

At September 30, 2015, gross unrealized appreciation and depreciation on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund	Event Driven Fund
Cost of investments	$3,281,988,811	$553,797,809	$236,360,059

Gross unrealized appreciation	$26,993,597	$3,319,113	$2,394,066
Gross unrealized depreciation	(216,902,840)	(69,812,533)	(22,537,782)

Net unrealized depreciation on investments	$(189,909,243)	$(66,493,420)	$(20,143,716)

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date	November 20, 2015

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date	November 20, 2015

*	Print the name and title of each signing officer under his or her signature.